UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2023 through September 30, 2023

ITEM 1(a): REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2023
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
GLOBAL EQUITY FUND
PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND*
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

*As of October 31, 2023, Pear Tree Axiom Emerging Markets World Equity Fund merged into Pear Tree Polaris International Opportunities Fund, and it is no longer available for investment.
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

PEAR TREE FUNDS

Important Information About Access to Shareholder Reports
Paper copies of the Pear Tree Funds’ shareholder reports like this one are no longer being sent by mail, unless you specifically request paper copies of the reports from Pear Tree Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pear Tree Funds or your financial intermediary electronically by contacting your financial intermediary or if you invest directly with Pear Tree Funds, by calling 1-800-326-2151 or logging on to www.peartreefunds.com
You may elect to receive all future reports in paper free of charge. You can inform Pear Tree Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting Pear Tree Funds at 1-800-326-2151 or your financial intermediary. Your election to receive or not receive reports in paper will apply to all funds held with Pear Tree Funds.
Statements Regarding Forward-Looking Information
Pear Tree Funds makes statements in this Annual Shareholders’ Report (this “Shareholders Report”) that are forward-looking statements within the meaning of the federal securities laws. Words, expressions, and statements regarding future periods, such as “believe,” “estimate,” “expect,” “anticipate,” “intend,” “plan,” “seek,” and “may,” are intended to identify forward-looking statements. Forward-looking statements involve known and unknown risks, uncertainties and other important factors that could cause any of the Pear Tree Funds’ actual results, performance, or achievements, or industry results, to differ materially from any predictions of future results, performance, or achievements that Pear Tree Funds expresses or implies in this Shareholders Report.
The forward-looking statements included in this Shareholders Report are based upon Pear Tree Funds’ and its investment manager’s and sub-advisers’ current expectations, plans, estimates, assumptions and beliefs that involve numerous risks and uncertainties. Assumptions relating to the foregoing involve judgments with respect to, among other things, future economic, competitive and market conditions, and future business decisions. Those conditions and decisions are difficult, and sometimes impossible, to predict accurately and many are beyond the control of Pear Tree Funds, its investment manager and its sub-advisers. Although Pear Tree Funds, its investment manager and its sub-advisers believe that the expectations reflected in such forward-looking statements are based on reasonable assumptions, each Pear Tree Fund’s actual results and performance could differ materially from those predicted results and performance set forth in the forward-looking statements.
Factors that could have a material adverse effect on a Pear Tree Fund’s operations and future prospects are described in the Pear Tree Funds’ current prospectus.
All forward-looking statements are made as of the date of this Shareholders Report and the risk that actual results will differ materially from the expectations expressed in this Shareholders Report will increase with the passage of time. Except as otherwise required by the federal securities laws, none of Pear Tree Funds, its investment manager or any of its sub-advisers undertakes any obligation to publicly update or revise any forward-looking statements after the date of this Shareholders Report, whether as a result of new information, future events, changed circumstances or any other reason. In light of the significant uncertainties inherent in the forward-looking statements included in this Shareholders Report, the inclusion of such forward-looking statements should not be regarded as a representation by Pear Tree Funds, its investment manager, its sub-advisers or any other person that the objectives and plans set forth in this Shareholders Report will be achieved.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree Essex Environmental Opportunities FundPear Tree Axiom Emerging Markets World Equity Fund*
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund Pear Tree Polaris International Opportunities Fund
SEMI-ANNUAL REPORT
September 30, 2023
TABLE OF CONTENTS
President’s Letter	1
Fund Expenses	2
Portfolio Manager Commentaries	5
Pear Tree Polaris Small Cap Fund	5
Pear Tree Quality Fund	9
Pear Tree Essex Environmental Opportunities Fund	13
Pear Tree Axiom Emerging Markets World Equity Fund	17
Pear Tree Polaris Foreign Value Fund	21
Pear Tree Polaris Foreign Value Small Cap Fund	25
Pear Tree Polaris International Opportunities Fund	29
Schedules of Investments	32
Pear Tree Polaris Small Cap Fund	32
Pear Tree Quality Fund	36
Pear Tree Essex Environmental Opportunities Fund	39
Pear Tree Axiom Emerging Markets World Equity Fund	42
Pear Tree Polaris Foreign Value Fund	48
Pear Tree Polaris Foreign Value Small Cap Fund	52
Pear Tree Polaris International Opportunities Fund	56
Statements of Assets and Liabilities	62
Statements of Operations	70
Statements of Changes in Net Assets	78
Financial Highlights	92
Notes to Financial Statements	111
Information for Shareholders	127
Management Contract and Advisory Contract Approval	128
Service Providers	131
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
*As of October 31, 2023, Pear Tree Axiom Emerging Markets World Equity Fund merged into Pear Tree Polaris International Opportunities Fund, and it is no longer available for investment.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2023 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman
As used in this report; “Fund” refers to a Pear Tree Fund and “Funds” refers to more than one Pear Tree Fund or all Pear Tree Funds, depending on the context.
Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ investment manager and/or sub-advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations to purchase, hold or sell such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it is important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears on the following page.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual Expenses
The first line for each Share Class for each Fund in the table on the following page provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund in the table on the following page shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2023
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Annualized Expense Ratio	Expenses Paid During the Period* 4/1/2023- 9/30/2023
Small Cap **	Ordinary	Actual	$1,000.00	$1,019.20	1.34%	$6.75
		Hypothetical	$1,000.00	$1,018.32	1.34%	$6.74
	Institutional	Actual	$1,000.00	$1,020.90	0.97%	$4.88
		Hypothetical	$1,000.00	$1,020.17	0.97%	$4.88
Quality **	Ordinary	Actual	$1,000.00	$1,057.70	1.15%	$5.93
		Hypothetical	$1,000.00	$1,019.24	1.15%	$5.82
	Institutional	Actual	$1,000.00	$1,059.60	0.78%	$4.03
		Hypothetical	$1,000.00	$1,021.09	0.78%	$3.95
Environmental	Ordinary	Actual	$1,000.00	$860.10	1.24%	$5.76
Opportunities		Hypothetical	$1,000.00	$1,018.80	1.24%	$6.26
	Institutional	Actual	$1,000.00	$816.40	0.99%	$4.60
		Hypothetical	$1,000.00	$1,020.06	0.99%	$4.99
	R6	Actual	$1,000.00	$861.60	0.95%	$4.42
		Hypothetical	$1,000.00	$1,020.25	0.95%	$4.80
Emerging Markets	Ordinary	Actual	$1,000.00	$958.50	1.80%	$8.83
World Equity***		Hypothetical	$1,000.00	$1,015.98	1.80%	$9.09
	Institutional	Actual	$1,000.00	$959.90	1.43%	$7.00
		Hypothetical	$1,000.00	$1,017.86	1.43%	$7.21
	R6	Actual	$1,000.00	$962.30	0.99%	$4.86
		Hypothetical	$1,000.00	$1,020.05	0.99%	$5.00
Foreign Value	Ordinary	Actual	$1,000.00	$994.80	1.41%	$7.05
		Hypothetical	$1,000.00	$1,017.93	1.41%	$7.13
	Institutional	Actual	$1,000.00	$996.70	1.04%	$5.21
		Hypothetical	$1,000.00	$1,019.78	1.04%	$5.27
	R6	Actual	$1,000.00	$997.10	0.94%	$4.70
		Hypothetical	$1,000.00	$1,020.29	0.94%	$4.76
Foreign Value	Ordinary	Actual	$1,000.00	$1,011.30	1.43%	$7.20
Small Cap		Hypothetical	$1,000.00	$1,017.84	1.43%	$7.22
	Institutional	Actual	$1,000.00	$1,013.40	1.06%	$5.34
		Hypothetical	$1,000.00	$1,019.69	1.06%	$5.36
	R6	Actual	$1,000.00	$1,012.70	1.03%	$5.19
		Hypothetical	$1,000.00	$1,019.84	1.03%	$5.21
International	Ordinary	Actual	$1,000.00	$947.80	1.56%	$7.61
Opportunities		Hypothetical	$1,000.00	$1,017.19	1.56%	$7.88
	Institutional	Actual	$1,000.00	$949.20	1.16%	$5.65
		Hypothetical	$1,000.00	$1,019.20	1.16%	$5.85
	R6	Actual	$1,000.00	$950.00	1.11%	$5.39
		Hypothetical	$1,000.00	$1,019.47	1.11%	$5.58

*
Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

**
No Class R6 Shares were outstanding for this Fund during the reporting period.

***
Shares of Emerging Markets World Equity are no longer available for investment.

PEAR TREE FUNDS

PEAR TREE POLARIS SMALL CAP FUND

INVESTMENT PROFILE
Fund Information
Net Assets	$77.6 Million
Number of Companies	53
Price to Book Ratio	1.8
Price to Earnings Ratio	11.0
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.53%	1.28%
Total Expense Ratio (Net)*	1.53%	1.16%
Ticker Symbol	USBNX	QBNAX

*
per prospectus dated August 1, 2023. See financial highlights for total expense ratios for the six months ended September 30, 2023. The Fund had no Class R6 Shares outstanding during the reporting period.

All Data as of September 30, 2023, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Polaris Small Cap Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the Russell 2000 Total Return Index (the “Index”). The Fund’s Ordinary Shares achieved a return of 1.92% at net asset value compared to (0.19%) for the Index.
Market Conditions and Investment Strategies
Cyclical sectors dominated for the period, as the Fund was overweight and outperformed in Financials, Industrials and Materials. Health Care was the only detractor of note, as the Biotech sector faced selling pressure.
The U.S. bank market stabilized as investors priced in higher rates. South Plains Financial Inc. reported robust quarterly earnings, with higher net income, EPS and a growing deposit base. Puerto Rico-based OFG Bancorp improved its competitive position in the Commonwealth with strong loan demand and credit quality. Portfolio growth and an increase in core yields drove Hercules Capital’s results.
World oil demand continued to advance even with the recent OPEC+ production cuts; higher oil prices were the result. Holdings in Diamondback Energy, NOV Inc. and CVR Energy benefited. In Industrials, Allison Transmissions noted improving freight trends, while truck OEMs reported full order books. V2X cited robust quarterly results, with increased revenues, volumes and program productivity. Among Materials, copper miner Lundin Mining gained on higher commodity prices. Eagle Materials announced quarterly and full fiscal year results with record revenues, gross margin expansion and successful acquisition integrations.
In Health Care, Computer Programs & Systems reported inconsistent demand and bookings, leading to a revision in full-year guidance. Pacira BioSciences declined after two consecutive quarters of sales misses; the CEO stepped down, surprising the market. Supernus Pharmaceutical declined in line with biopharma industry peers.
Portfolio Changes
During the six-month period, the Fund exited Brookline Bancorp, Cinemark Holdings Inc., BGSF Inc., Central Pacific Financial, and Methode Electronics Inc. Capital was used to purchase some high-quality Texas banks (Cullen/Frost and Southside Bancshares), as well as Acuity Brands Inc., the U.S. commercial/industrial lighting leader, and The Buckle Inc., a clothing/denim retailer operating across 42 states.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

A Look Ahead
We are pleased with the resilience of the Fund, especially in the face of challenging economic conditions. We expect to add a handful of high-quality companies in coming quarters, a number of which have hit value territory on the back of recent rate hikes. We intend to capitalize on this volatility to enhance the risk/reward profile of the Fund.
Top 10 Holdings
Percentage of total net assets	27.2%
South Plains Financial, Inc.	3.6%
Barrett Business Services, Inc.	3.0%
OFG Bancorp	2.9%
NOV Inc.	2.8%
Graphic Packaging Holding Co.	2.6%
Hercules Capital, Inc.	2.6%
Eagle Materials Inc.	2.5%
Ingredion Incorporated	2.5%
EVERTEC Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	31.7%
Financials	22.7%
Materials	11.6%
Energy	8.4%
Health Care	7.8%
Consumer Discretionary	6.9%
Information Technology	6.2%
Consumer Staples	2.5%
CASH + other assets (net)	2.2%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index*

*
The current sub-adviser took over management of the Fund’s portfolio on 01/01/2015 and modified the Fund’s principal investment strategy. Returns that cover periods prior to that date include performance information of another investment sub-adviser employing a different investment strategy.

PEAR TREE POLARIS SMALL CAP FUND

Average Annual Total Returns
	3Q 2023	Six Months	One Year	Five Year	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(0.13)%	1.92%	15.52%	2.82%	5.13%	8.75%	08/03/1992
Institutional Shares(1)	(0.03)%	2.09%	15.94%	3.20%	5.47%	8.42%	01/06/1993
Russell 2000 (2)	(5.13)%	(0.19)%	8.93%	2.40%	6.65%	8.83%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92. The Russell 2000 Index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

(3)
The current sub-adviser took over management of the Fund’s portfolio on 01/01/2015 and modified the Fund’s principal investment strategy. Returns that cover periods prior to that date include performance information of another investment sub-adviser employing a different investment strategy.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
Financial services industries may be adversely affected by, among other things, regulatory changes, the availability of capital, the costs of borrowing, the rate of debt defaults, interest rate movements and competition.

PEAR TREE POLARIS SMALL CAP FUND

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Pear Tree Quality Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$231.8 Million
Number of Companies	40
Price to Book Ratio	4.7
Price to Earnings Ratio	19.3
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.51%	1.26%
Total Expense Ratio (Net)*	1.19%	0.79%
Ticker Symbol	USBOX	QGIAX

*
per prospectus dated August 1, 2023. See financial highlights for the total expense ratios for the six months ended September 30, 2023. The Fund had no Class R6 Shares outstanding during the reporting period.

All Data as of September 30, 2023, except as noted
Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Quality Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, S&P 500 (the “Index”). The Fund’s Ordinary Shares achieved a return of 5.77% at net asset value compared to 5.18% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment sub-adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond generally to the Target Portfolio’s most recent holdings as publicly reported.
Over the previous six months, the Health Care sector was the largest positive contributor to the Fund’s performance, due to stock selection. The Utilities and Communication Services sectors also contributed to performance.
The largest detractor from performance came from stock selection in the Information Technology sector. Stock selection in the Consumer Discretionary sector also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the six-month period ended September 30, 2023, the Fund rebalanced the holdings twice in response to the quarterly holdings reported by the Target Portfolio. The two rebalances resulted in the sale of one position. The Fund did not enter any new positions as a result of the rebalances.
A Look Ahead
For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC.

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	41.5%
Microsoft Corporation	7.7%
Amazon.com, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Alphabet, Inc. Class A	3.8%
Apple, Inc.	3.8%
Safran SA	3.4%
Lam Research Corporation	3.3%
Oracle Corporation	3.3%
Johnson & Johnson	3.3%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	39.0%
Health Care	23.9%
Consumer Discretionary	12.2%
Communication Services	7.8%
Consumer Staples	6.8%
Industrials	5.1%
Financials	4.2%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Utilities	0.0%
CASH + other assets (net)	1.0%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs.S&P 500 Index

Pear Tree Quality Fund

Average Annual Total Returns
	3Q 2023	Six Months	One Year	Five Year	Ten Year	Since Inception (3)	Inception Date
Ordinary Shares	(4.37)%	5.77%	27.13%	10.99%	12.54%	9.83%	05/06/85
Institutional Shares(1)	(4.29)%	5.96%	27.65%	11.42%	12.91%	9.10%	03/25/91
S&P 500 (2)	(3.27)%	5.18%	21.62%	9.92%	11.91%	10.93%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Pear Tree Advisors took over management of the Fund’s portfolio and the Fund changed its strategy on 01/01/2011. The Fund adopted the current Target Portfolio as its target portfolio also on 01/01/2011. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

The Fund had no Class R6 Shares outstanding during the period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.

Pear Tree Quality Fund

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Pear Tree Essex Environmental Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$58.0 Million
Number of Companies	35
Price to Book Ratio	95.6
Price to Earnings Ratio	28.7
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.58%	1.33%	1.18%
Total Expense Ratio (Net)*	1.24%	0.99%	0.95%
Ticker Symbol	EEOFX	GEOSX	GEORX

*
per prospectus dated August 1, 2023. See financial highlights for the total expense ratios for the six months ended September 30, 2023.

All Data as of September 30, 2023
Investment Commentary
(prepared by Essex Investment Management Company, LLC., sub-adviser to Pear Tree Essex Environmental Opportunities Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Essex Environmental Opportunities Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI World Index (the “Index”). The Fund’s Ordinary Shares achieved a return of  (13.99%) at net asset value compared to 3.41% for the Index.
Market Conditions and Investment Strategies
Despite the primary benchmark’s positive return for the first half of the Fund’s fiscal year, it was a difficult environment for the Fund. As a reminder, the Fund invests strictly in companies providing solutions to the world’s environmental challenges, including renewable energy, power semiconductors, grid infrastructure, clean water, electric vehicles, energy storage and factory automation. The need for these solutions is as pressing as ever. However, macro considerations are causing near-term headwinds for the clean tech/climate tech arena as evidenced by the performance of the Wilderhill Clean Energy Index, which returned a (22.32%) for the first half of the Fund’s fiscal year.The Wilderhill Clean Energy Index is composed of stocks of companies that are publicly traded in the United States and engaged in the business of advancement of cleaner energy and conservation. The most significant headwinds that have disproportionately impacted the Fund are rising interest rates, inflationary pressures, confusion around incentive programs such as the Inflation Reduction Act and general investor apathy for early growth and clean energy companies.
Portfolio Changes
During the six-month period, we further reduced our exposure to renewable energy, particularly offshore wind. We have shifted our exposure in the solar area to exit companies leveraged to residential solar in favor of companies focused on utility-scale solar. Finally, we continue to find attractive opportunities in power technology grid infrastructure and factory automation.

The Fund’s lead portfolio managers are William Page and Robert Uek of Essex Invesment Management Company, LLC

Pear Tree Essex Environmental Opportunities Fund

A Look Ahead
Thematic investing is hard; the returns are episodic and volatile. But the underlying multi-decade trends in clean tech, climate tech and the energy transition are firmly intact. We have been managing clean tech assets for more than 15 years and have been through several cycles. Sentiment during this current clean tech downturn is as poor as we can remember but our experience leads us to believe that the headwinds will abate: the problems to be solved are as great as they have ever been; corporations continue to adopt clean technology in order to reduce business risk and improve operational efficiency; and most importantly, the underlying technologies get cheaper and better every day. We see the strong players in the industry getting stronger with clear paths to multi-year growth. The valuations for many are more compelling than we have seen in a long time.
Top 10 Holdings
Percentage of total net assets	42.0%
Badger Meter, Inc.	6.0%
Zurn Elkay Water Solutions	4.9%
Landis+Gyr Group AG	4.9%
Hubbell Incorporated	4.9%
Energy Recovery, Inc.	4.2%
Primoris Services Corporation	3.8%
Kingspan Group plc	3.8%
NextEra Energy, Inc.	3.6%
Infineon Technologies AG	3.1%
Kion Group AG	2.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	53.9%
Information Technology	23.7%
Materials	8.0%
Utilities	3.6%
Consumer Discretionary	2.1%
Consumer Staples	0.0%
CASH + other assets (net)	8.7%

Top 10 Country Allocations
Percentage of total net assets	91.3%
United States	59.1%
Germany	5.9%
Ireland	5.9%
Switzerland	4.9%
Japan	4.7%
Israel	4.4%
Denmark	4.0%
Sweden	2.4%
Value of a $10,000 Investment
Pear Tree Essex Environmental Opportunities (EEOFX) Ordinary Shares vs.MSCI World Index*

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund

Pear Tree Essex Environmental Opportunities Fund

Average Annual Total Returns*
	3Q 2023	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(18.01)%	(13.99)%	(8.16)%	3.96%	-%	4.29%	09/01/2017
Institutional Shares(1)	(17.94)%	(13.86)%	(7.90)%	4.24%	-%	4.55%	09/01/2017
R6 Shares (1)	(17.93)%	(13.84)%	(7.96)%	-%	-%	(19.84)%	09/01/2021
MSCI World (2)	(3.36)%	3.41%	22.58%	7.80%	-%	8.70%	————————

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund.

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI World Index captures large and mid-cap representation across 23 Developed Markets(DM) countries. With 1,510 constituents as of 9/30/2023, the index covers approximately 85% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index For comparative performance purposes, the beginning date of the Index is 09/01/2017. The MSCI World Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Pear Tree Essex Environmental Opportunities Fund

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Pear Tree Axiom Emerging Markets World Equity Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$61.8 Million
Number of Companies	115
Price to Book Ratio	3.2
Price to Earnings Ratio	17.5
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.78%	1.53%	1.37%
Total Expense Ratio (Net)*	1.56%	1.19%	0.99%
Ticker Symbol	QFFOX	QEMAX	QFFRX

*
per prospectus dated August 1, 2023. See financial highlights for the total expense ratios for the six months ended September 30, 2023.

All Data as of September 30, 2023, except as noted
Investment Commentary
(prepared by Axiom Investors LLC., sub-adviser to Pear Tree Axiom Emerging Markets World Equity Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Axiom Emerging Markets World Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI EM Index (the “Index”). The Fund’s Ordinary Shares achieved a return of (4.15%) at net asset value compared to (1.78%) for the Index.
Market Conditions and Investment Strategies
From a country perspective, Brazil was the largest detractor during the period, due to investments in stock exchanges and digital payments companies. China also detracted from relative performance for the period due to Information Technology companies and alcoholic beverage manufacturers. The largest relative contributing country was India due to an engineering and construction company and a major beverage bottling company. The US was another top contributor due to an e-commerce company operating in Latin and South America.
Sector-wise Energy was the top detractor from relative performance. This was mainly due to oil and gas companies based in China and India. Financials was another top detractor due to the Brazilian stock exchange previously mentioned, and a Chinese insurance company. Industrials was the top relative contributor due to the above-mentioned Indian engineering and construction company and an Indian cable and wire manufacturer. Information Technology also contributed due to a major GPU manufacturer and a Taiwanese fabless chip manufacturer.
Portfolio Changes
The key change made during the period was the reallocation of capital to India, mostly at the expense of China. The addition to India reflects a diverse set of strong bottom-up ideas in a country that offers many structural growth opportunities and a favorable macroeconomic backdrop. We added exposure to companies that are favorably exposed to India’s capex upcycle, as well as several consumer companies where key business drivers are performing ahead of market expectations. China, conversely, is seeing significant headwinds to its economy, particularly as its real-estate industry, an industry that is crucial to its economy, continues to languish. This has a significant knock-on effect on consumer and business sentiment. Additionally, in addition to a challenging consumption backdrop, the country’s large internet companies are going through a phase of significantly elevated competitive intensity.

The Fund’s lead portfolio manager is Andrew Jacobson of Axiom Investors LLC.

Pear Tree Axiom Emerging Markets World Equity Fund

A Look Ahead
The outlook for 2024 looks more resilient with diversified potential growth drivers including strong capital spending cycles in India and parts of the Middle East, continuing monetary policy easing in major emerging market economies such as Brazil, and robust demand for semiconductors and AI-related applications supporting Korean and Taiwanese exports. Emerging markets also continue to benefit from historically low valuations and under-ownership, reinforcing the potential for outperformance following an anticipated peak in US Fed rates.
Top 10 Holdings
Percentage of total net assets	33.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.6%
Samsung Electronics Company Limited	5.7%
Tencent Holdings Limited	4.1%
Larsen & Toubro	2.6%
SK Hynix, Inc.	2.3%
Trip.com Group Limited	2.3%
PT Bank Rakyat Indonesia Tbk	2.1%
Mercado Libre, Inc.	1.9%
NVIDIA Corporation	1.8%
Bajaj Finserv Limited	1.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	24.2%
Consumer Discretionary	18.1%
Financials	16.7%
Industrials	10.3%
Consumer Staples	8.4%
Communication Services	6.2%
Health Care	4.5%
Real Estate	3.6%
Materials	3.5%
Energy	2.4%
Mutual Funds	1.3%
CASH + other assets (net)	0.8%

Top 10 Country Allocations
Percentage of total net assets	87.4%
India	18.6%
China	18.0%
Taiwan	11.6%
South Korea	10.2%
Brazil	7.3%
United States	6.3%
Mexico	5.9%
Indonesia	4.1%
Thailand	2.9%
United Arab Emerates	2.5%
Value of a $10,000 Investment
Pear Tree Axiom Emerging Markets World Equity (PTEM) Ordinary Shares vs. MSCI EM Index*

*
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Pear Tree Axiom Emerging Markets World Equity Fund

Average Annual Total Returns
	3Q 2023	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(3.51)%	(4.15)%	6.82%	0.36%	0.38%	4.04%	09/30/1994
Institutional Shares (1)	(3.44)%	(4.01)%	7.19%	0.74%	0.72%	5.16%	04/02/1996
R6 Shares (1)	(3.21)%	(3.77)%	7.66%	-%	-%	1.71%	01/28/2019
MSCI EM (2)	(2.79)%	(1.78)%	12.17%	0.94%	2.45%	4.42%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index composed of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94. The MSCI EM Index is maintained by MSCI Inc.

(3)
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
Securities issued by Chinese and Hong Kong companies share many risk characteristics of emerging markets securities. In addition, China’s legal system is undeveloped, and Hong Kong has experienced political tensions since it ceased to be a British colony. The rules that govern public companies in China and Hong Kong, are significantly different from the U.S.’s, have from time to time been applied arbitrarily by local regulators, and require of issuers significantly less transparency.
Information technologies industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competion from new market entrants, and general economic conditions.
On October 31, 2023, Pear Tree Axiom Emerging Markets World Equity Fund merged into Pear Tree Polaris International Opportunities Fund, and it is no longer available for investment.

Pear Tree Axiom Emerging Markets World Equity Fund

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Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
All Data as of September 30, 2023, except as noted
Fund Information
Net Assets	$2,957.0 Million
Number of Companies	61
Price to Book Ratio	1.4
Price to Earnings Ratio	11.0
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.52%	1.27%	1.12%
Total Expense Ratio (Net) *	1.42%	1.05%	0.94%
Ticker Symbol	QFVOX	QFVIX	QFVRX

*
per prospectus dated August 1, 2023. See financial highlights for the total expense ratios for the six months ended September 30, 2023.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Polaris Foreign Value Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund’s Ordinary Shares had a return of  (0.52%) at net asset value compared to (0.95%) for the Index.
Market Conditions and Investment Strategies
Outperformance was driven by absolute gains in Financials, Information Technology (IT) and Consumer Discretionary sectors, as well as single-stock contributions in Energy (TotalEnergies SE) and Real Estate (Daito Trust Construct Co.). Industrials and Communication Services detracted. Holdings in Japan, Norway, Germany and Switzerland contributed measurably; stocks in France, Sweden and Ireland lagged.
Financials provided ballast in a down market. A “hard” market, coupled with rising reinvestment yields, supported earnings for Munich Re and Hannover Re. DNB Bank reported better-than-expected quarterly earnings, helped by a robust oil-based Norwegian economy and higher interest rates. Inflation impacted consumer spending, with Canadian Tire reporting lackluster retail sales on waning demand. LG Electronics offered a guarded outlook on price competition in the appliance market. Bucking the “consumer weakness” trend was Honda Motors, which reported higher production numbers. British companies, Bellway and Next PLC, rebounded as U.K. inflation trended down. SK Hynix propped up the IT sector, fueling the AI frenzy with its mission-critical high bandwidth memory chip stack.
In Industrials, Weichai Power declined on a protracted Chinese economic recovery, while Loomis AB was impacted by broker downgrades and lackluster second quarter earnings. Teleperformance (in Industrials) and Ipsos (in Communication Services) dropped in line with their advertising/marketing brethren, as client spending lessened, particularly among their technology customers. Amazon’s plans to offer a low-cost cell phone service to Prime customers was met with skepticism due to network viability; nevertheless, Deutsche Telekom dropped on the news of a potential competitor to their US subsidiary, T-Mobile.
Portfolio Changes
During the six-month period, the Fund sold out of Hyundai Mobis following a strong stock price recovery. Valuation also drove the sale of Jumbo SA, as the Greek specialty retailer noted booming sales in its airport shops. New buys included: Itochu Corp., Daimler Truck AG, Teleperformance, Total Energies and Tecnoglass Inc.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

Pear Tree Polaris Foreign Value Fund

A Look Ahead
Central banks’ firm monetary stance will likely result in a “higher-for-longer” interest rate environment. This marks a major adjustment after 10+ years of zero or negative real interest rates, which led to considerable market excesses and over-inflated asset values. We anticipate that higher real rates for longer will slowly favor the traditional value stocks we hold.
Top 10 Holdings
Percentage of total net assets	23.8%
Publicis Groupe	2.5%
Honda Motor Company, Ltd.	2.5%
Muenchener Rueckversicherungs-Gesellschaft	2.4%
Hannover Rueck SE	2.4%
Next plc	2.4%
SK Hynix, Inc.	2.4%
Novartis AG	2.3%
TotalEnergies SE	2.3%
Methanex Corporation	2.3%
Vinci SA	2.3%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	23.0%
Financials	18.2%
Industrials	15.4%
Materials	15.0%
Communication Services	9.0%
Information Technology	6.6%
Health Care	4.1%
Consumer Staples	3.0%
Energy	2.3%
Real Estate	2.1%
Cash and Other Assets (Net)	1.3%

Top 10 Country Allocations
Percentage of total net assets	87.5%
Japan	13.6%
United Kingdom	12.9%
France	12.3%
Canada	12.1%
South Korea	11.3%
Germany	8.9%
Norway	6.3%
Ireland	4.3%
Sweden	3.5%
Switzerland	2.3%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV) Ordinary Shares vs. MSCI EAFE Index

Pear Tree Polaris Foreign Value Fund

Average Annual Total Returns
	3Q 2023	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(2.27)%	(0.52)%	26.32%	0.16%	3.27%	5.44%	05/15/1998
Institutional Shares(1)	(2.18)%	(0.33)%	26.75%	0.53%	3.61%	6.58%	12/18/1998
R6 Shares (1)	(2.15)%	(0.29)%	26.94%	0.62%	—%	3.50%	02/06/2017
MSCI EAFE (2)	(4.05)%	(0.95)%	26.31%	3.74%	4.32%	4.59%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98. The MSCI EAFE Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Foreign Value Fund

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Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$953.9 Million
Number of Companies	63
Price to Book Ratio	1.2
Price to Earnings Ratio	11.6
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.52%	1.27%	1.12%
Total Expense Ratio (Net)*	1.42%	1.05%	1.02%
Ticker Symbol	QUSOX	QUSIX	QUSRX

*
per prospectus dated August 1, 2023. See financial highlights for the total expense ratios for the six months ended September 30, 2023.

All Data as of September 30, 2023, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Polaris Foreign Value Small Cap Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI ACWI Ex USA Small Cap Index (the “Index”). The Fund’s Ordinary Shares achieved a return of 1.13% at net asset value compared to 0.64% for the Index.
Market Conditions and Investment Strategies
The Fund had absolute positive gains in Information Technology (IT), Financials, Energy, Utilities, and both consumer sectors, partially offset by losses in Materials and Communication Services. At the country level, Taiwan, Japan, Brazil, Canada, Greece and Norway contributed notably; holdings in Sweden, Singapore and the U.K. detracted.
Top 10 contributors were diversified. In Industrials, Sanwa Holdings, the Japanese door/window shutter manufacturer, posted double-digit net sales growth in its North American, European and other Asian markets. In IT, Tripod Technology Corp. jumped as markets expect the company to be an active participant in artificial intelligence. Utilities holding, Equatorial Energia SA, benefitted from Brazil’s concessions/utility distribution renegotiations. Energy engineering firm Technip SA was up on new contracts in the liquified natural gas space. In Consumer Discretionary, U.K.-based Vistry Group PLC was up after exiting its private homebuilding business in favor of a less cap-ex intensive partnership model with local governments for social housing. More than 85% of financials gained, led by Japan’s Mizuho Leasing Company Ltd. and Canadian company, EQB Inc.
Hexpol AB declined on news that its longtime CEO unexpectedly passed away; the company’s fundamentals remain sound. Future PLC, the sole holding in Communication Services, announced a profit miss that dragged down the stock. British financial services provider, OSB Group, booked a charge to its income statement, as investors refinanced loans en-masse once teaser rates expired. Loomis AB was impacted by broker downgrades and lackluster second quarter earnings.
Portfolio Changes
During the six-month period, the Fund sold six companies in favor of new investments that its sub-adviser believes better risk/return profiles. A position in Coats Group was reinitiated, along with other new buys including: U.K. based Computacenter; European asset manager Amundi; Aalberts, a Dutch engineering company with surface technologies for myriad industries; and Hikma Pharmaceuticals, a British-based manufacturer of generic drugs.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Small Cap Fund

A Look Ahead
Expect some portfolio turnover in the coming quarters, as our bottom-up research has identified a number of high-quality companies that tipped into value territory. We intend to capitalize on market volatility, buying and selling opportunistically in an effort to build upon our strong performance record.
Top 10 Holdings
Percentage of total net assets	26.6%
Technip Energies N.V.	3.3%
Equatorial Energia S.A.	3.0%
Glanbia plc	2.8%
Thanachart Capital PCL	2.7%
Vistry Group plc	2.7%
D’Ieteren S.A.	2.5%
Hikma Pharmaceuticals plc	2.5%
Inchcape plc	2.4%
Elis S.A.	2.4%
Daicel Corporation	2.3%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	22.6%
Industrials	17.6%
Consumer Discretionary	16.2%
Information Technology	8.6%
Materials	7.1%
Consumer Staples	7.0%
Utilities	6.7%
Energy	3.3%
Health Care	2.5%
Communication Services	1.5%
Real Estate	1.2%
CASH + other assets (net)	5.7%

Top 10 Country Allocations
Percentage of total net assets	69.7%
United Kingdom	15.4%
Japan	14.2%
France	9.6%
Ireland	5.5%
Thailand	4.9%
Norway	4.7%
Sweden	4.6%
Taiwan	3.8%
Canada	3.5%
Denmark	3.5%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Pear Tree Polaris Foreign Value Small Cap Fund

Average Annual Total Returns
	3Q 2023	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(1.98)%	1.13%	24.59%	2.59%	5.33%	5.46%	5/1/2008
Institutional Shares(1)	(1.84)%	1.34%	25.13%	2.98%	5.68%	5.77%	5/1/2008
R6 Shares (1)	(1.90)%	1.27%	25.13%	3.01%	—%	5.10%	2/6/2017
MSCI ACWI ex USA Small Cap(2)	(1.58)%	0.64%	19.60%	3.03%	4.76%	4.37%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 4,419 constituents as of 9/30/2023, the index covers approximately 14% of the global equity opportunity set outside the US. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 05/01/08. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.
Consumer Discretinary stocks are tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Financial services industries may be adversley affected by, among other things, reglatory changes, the availability of capital, the cost of borrowing, the rate of debt defaults, interest rate movements and competition.

Pear Tree Polaris Foreign Value Small Cap Fund

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Pear Tree Polaris International Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$26.7 Million
Number of Companies	74
Price to Book Ratio	2.3
Price to Earnings Ratio	13.7
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.60%	1.38%	1.23%
Total Expense Ratio (Net)*	1.50%	1.06%	0.99%
Ticker Symbol	QISOX	QISIX	QISRX

*
per prospectus dated August 1, 2023. See financial highlights for the total expense ratios for the six months ended September 30, 2023.

All Data as of September 30, 2023, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris International Opportunities Fund)
For the semi-annual period ended September 30, 2023, the Pear Tree Polaris International Opportunities Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI ACWI ex USA Index (the “Index”). The Fund’s Ordinary Shares achieved a return of (5.22%) at net asset value compared to (1.11%) for the Index.
Market Conditions and Investment Strategies
The Fund had absolute positive performance in Utilities, Financials and Consumer Staples, offset by losses in the Consumer Discretionary and Industrials sectors. At the country level, holdings in Greece, Brazil, India, Norway, Switzerland and Canada contributed measurably; Sweden, China, France and the U.K. detracted.
In Energy, Equatorial Energia SA gained on productive renegotiations for Brazil’s concessions/utility distribution. More than half of Financials were in absolute positive territory, led by Muthoot Finance Ltd. and two Canadian companies, EQB Inc. and goeasy Ltd, both of which announced record earnings. All three Consumer Staples stocks posted gains, led by Alimentation Couche-Tarde. A handful of second quarter Information Technology (IT) purchases (Also Holding AG and Tri Chemical Laboratories) were among the top 10 performers this period.
The Fund’s Consumer Discretionary holdings dragged down performance, as China’s Alibaba Group, China Meidong Auto Holdings and Zhongsheng Group encountered regional spending headwinds. Sector bright spots were Jumbo SA, the Greek toy-led retailer; Games Workshop, the British manufacturer of the blockbuster Warhammer game series; and Collins Foods Ltd., the Australian restaurant operator/franchisor for KFC and Taco Bell.
In Industrials, Sanwa Holdings, the Japanese door/window shutter manufacturer, posted double-digit net sales growth in its North American, European and other Asian markets. These results couldn’t offset sector losses at Bravida Holding AB, Fullcast Holdings Co Ltd and RS Group PLC.
Portfolio Changes
During the six-month period, the Fund exited out of Tripod Technology Corp., Elite Material Co., OpenText Corp., Jumbo SA and Sanwa Holdings on valuation. Next 15 Group was sold over concerns about cash flow availability due to liability-rich acquisitions. The Fund re-purchased four companies on recent market weakness; each was previously owned and sold due to high valuation (Future PLC, Interpump Group, China Meidong Auto Holdings and Valmet Oyj). Other new buys included the aforementioned IT companies, as well as sector peers, Computacenter and Reply SPA. Cranswick PLC and Aalberts were also purchased.
A Look Ahead
Recent market volatility opened up an attractive stock pipeline; a number of high-quality companies on our research screens have entered our target valuation range, creating prime purchase opportunities.

Pear Tree Polaris International Opportunities Fund

Top 10 Holdings
Percentage of total net assets	21.2%
D’Ieteren S.A.	2.5%
Bravida Holding AB	2.2%
United Overseas Bank Limited	2.2%
Midea Group Co., Ltd.	2.2%
Toronto-Dominion Bank	2.1%
TISCO Financial Group	2.1%
SpareBank Nord-Norge	2.0%
Neurones S.A.	2.0%
Tri Chemical Laboratories Inc.	2.0%
Sparebanken Vest	1.9%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	25.8%
Financials	24.4%
Information Technology	19.2%
Industrials	14.4%
Materials	8.3%
Consumer Staples	5.0%
Utilities	1.4%
Communications Services	0.6%
CASH + other assets (net)	0.9%

Top 10 Country Allocations
Percentage of total net assets	68.5%
United Kingdom	10.8%
Canada	9.9%
Japan	8.1%
China	7.9%
Italy	6.3%
Australia	6.2%
France	5.6%
Sweden	5.0%
Taiwan	4.8%
Norway	3.9%
Value of a $10,000 Investment
Pear Tree Polaris International Opportunities Fund (QISOX) Ordinary Shares vs. MSCI ACWI ex USA Index

Pear Tree Polaris International Opportunities Fund

Average Annual Total Returns
	3Q 2023	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(5.79)%	(5.22)%	20.03%	—%	—%	5.26%	01/30/2019
Institutional Shares(1)	(5.80)%	(5.08)%	20.34%	—%	—%	5.66%	01/30/2019
R6 Shares (1)	(5.72)%	(5.00)%	20.51%	—%	—%	5.68%	01/30/2019
MSCI ACWI ex USA(2)	(3.68)%	(1.11)%	21.02%	__%	__%	4.37%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 24 Emerging Markets (EM) countries. With 2,320 constituents as of 9/30/2023, the index covers approximately 85% of the global equity opportunity set outside the United States. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 01/30/2019. The MSCI ACWI ex USA Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.
Consumer Discretinary stocks are tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Financial services industries may be adversley affected by, among other things, reglatory changes, the availability of capital, the cost of borrowing, the rate of debt defaults, interest rate movements and competition.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
COMMON STOCK — 97.8%
	Shares	Value
AEROSPACE & DEFENSE — 4.2%
Curtiss-Wright Corporation	7,800	$1,525,914
V2X, Inc. (a)	33,100	1,709,946
		3,235,860
AUTO COMPONENTS — 1.8%
Standard Motor Products, Inc.	42,600	1,432,212
AUTOMOBILES — 1.0%
Winnebago Industries, Inc.	12,567	747,108
BANKS — 16.9%
BOK Financial Corporation	14,064	1,124,839
Cambridge Bancorp	13,330	830,326
Colony Bankcorp, Inc.	119,479	1,194,193
Cullen/Frost Bankers, Inc.	15,300	1,395,513
F.N.B. Corporation	61,980	668,764
International Bancshares Corporation	41,700	1,807,278
OFG Bancorp	76,100	2,272,346
South Plains Financial, Inc.	104,500	2,762,980
Southside Bancshares, Inc.	36,700	1,053,290
		13,109,529
BIOTECHNOLOGY — 2.2%
Exelixis, Inc. (a)	79,900	1,745,815
BUILDING PRODUCTS — 2.4%
Carlisle Companies Incorporated	3,500	907,410
Janus International Group, Inc. (a)	91,500	979,050
		1,886,460
CAPITAL GOODS — 1.1%
Acuity Brands, Inc.	5,000	851,550
CAPITAL MARKETS — 2.6%
Hercules Capital, Inc.	121,860	2,000,941
CHEMICALS — 2.3%
Cabot Corporation	25,573	1,771,442
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Ennis, Inc.	78,200	1,659,404

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
CONSTRUCTION MATERIALS — 2.5%
Eagle Materials, Inc.	11,700	$1,948,284
CONSUMER FINANCE — 0.9%
SLM Corporation	48,600	661,932
CONTAINERS & PACKAGING — 5.0%
Berry Global Group, Inc.	29,400	1,820,154
Graphic Packaging Holding Co.	91,600	2,040,848
		3,861,002
DIVERSIFIED CONSUMER SERVICES — 2.2%
Perdoceo Education Corporation	98,500	1,684,350
ELECTRICAL EQUIPMENT — 1.2%
Regal Rexnord Corporation	6,789	970,012
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Arrow Electronics, Inc. (a)	7,700	964,348
Kimball Electronics, Inc. (a)	50,245	1,375,708
		2,340,056
ENERGY EQUIPMENT & SERVICES — 4.8%
Dril-Quip, Inc. (a)	55,600	1,566,252
NOV, Inc.	102,938	2,151,404
		3,717,656
FINANCIAL SERVICES — 2.4%
EVERTEC, Inc.	49,800	1,851,564
FOOD PRODUCTS — 2.5%
Ingredion Incorporated	19,600	1,928,640
GROUND TRANSPORTATION — 1.4%
Knight-Swift Transportation Holdings, Inc.	21,494	1,077,924
HEALTH CARE TECHNOLOGY — 1.5%
Computer Programs and Systems, Inc. (a)	73,850	1,177,169
MACHINERY — 4.2%
Allison Transmission Holdings, Inc.	28,100	1,659,586
Wabash National Corporation	74,700	1,577,664
		3,237,250
METALS & MINING — 1.8%
Lundin Mining Corporation	189,400	1,419,099

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)

	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.6%
CVR Energy, Inc.	34,400	$1,170,632
Diamondback Energy, Inc.	10,670	1,652,570
		2,823,202
PHARMACEUTICALS — 4.0%
Harmony Biosciences Holdings, Inc. (a)	36,100	1,182,997
Pacira BioSciences, Inc. (a)	25,300	776,204
Supernus Pharmaceuticals, Inc. (a)	42,500	1,171,725
		3,130,926
PROFESSIONAL SERVICES — 10.6%
Barrett Business Services, Inc.	26,300	2,373,312
CSG Systems International, Inc.	24,000	1,226,880
Kforce, Inc.	29,494	1,759,612
Maximus, Inc.	16,600	1,239,688
Science Applications International Corporation	15,100	1,593,654
		8,193,146
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
MKS Instruments, Inc.	19,600	1,696,184
SOFTWARE — 1.0%
Enghouse Systems Limited	35,500	787,197
SPECIALTY RETAIL — 1.0%
Buckle, Inc.	22,300	744,597
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Crocs, Inc. (a)	8,010	706,722
TRADING COMPANIES & DISTRIBUTORS — 4.5%
Air Lease Corporation	43,300	1,706,453
Applied Industrial Technologies, Inc.	11,800	1,824,398
		3,530,851
TOTAL COMMON STOCK
(Cost $58,580,373)		75,928,084

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
Short Term Investments—2.2%
	Par Value	Value
Money Market—2.2%
UMB Money Market Special II, 5.25% (b) (Cost $1,707,702)	$1,707,702	$1,707,702
TOTAL INVESTMENTS—100.0% (Cost $60,288,075)		77,635,786
OTHER ASSETS & LIABILITIES (NET) — 0.0%		1,865
NET ASSETS—100%		$77,637,651

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2023.

(c)
At September 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $60,718,677 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,110,522
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,193,413)
Net unrealized appreciation/(depreciation)	$16,917,109
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
COMMON STOCK — 99.0%
	Shares	Value
AEROSPACE & DEFENSE — 3.4%
Safran SA	49,578	$7,802,302
BANKS — 3.3%
U.S. Bancorp	100,927	3,336,647
Wells Fargo & Company	107,457	4,390,693
		7,727,340
BEVERAGES — 3.6%
Coca-Cola Company (The)	95,334	5,336,797
Constellation Brands, Inc. (a)	11,577	2,909,647
		8,246,444
DIVERSIFIED FINANCIAL SERVICES — 0.9%
American Express Company	13,533	2,018,988
FOOD PRODUCTS — 1.2%
Nestle, S.A. (b)	24,768	2,802,995
HEALTH CARE EQUIPMENT & SUPPLIES — 4.5%
Abbott Laboratories	28,108	2,722,260
Intuitive Surgical, Inc. (a)	15,082	4,408,318
Medtronic Plc	41,048	3,216,521
		10,347,099
HEALTH CARE PROVIDERS & SERVICES — 8.9%
CIGNA Corporation	7,640	2,185,575
Elevance Health Inc.	11,873	5,169,742
Quest Diagnostics Incorporated	26,683	3,251,590
UnitedHealth Group, Inc.	20,040	10,103,968
		20,710,875
HOTELS, RESTAURANTS & LEISURE — 2.9%
Compass Group Plc (b)	278,253	6,775,460
HOUSEHOLD PRODUCTS — 2.0%
Unilever Plc (b)	93,857	4,636,536
INTERACTIVE MEDIA & SERVICES — 7.8%
Alphabet, Inc. Class A (a)	67,421	8,822,712
Meta Platforms, Inc. (a)	31,317	9,401,677
		18,224,389
IT SERVICES — 24.4%
Accenture Plc	24,224	7,439,433
Adobe Systems Incorporated (a)	9,941	5,068,916

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
IT SERVICES (continued)
Amadeus IT Group, S.A. (b)	27,809	$1,678,551
Microsoft Corporation	56,756	17,920,707
Oracle Corporation	73,105	7,743,282
salesforce.com, inc. (a)	25,479	5,166,632
SAP AG (b)	54,076	6,993,108
Visa, Inc.	19,957	4,590,310
		56,600,939
MACHINERY — 1.7%
Otis Worldwide Corp.	50,227	4,033,730
MULTILINE RETAIL — 2.7%
TJX Companies, Inc. (The)	70,820	6,294,481
PHARMACEUTICALS — 10.5%
Eli Lilly and Company	13,779	7,401,114
Johnson & Johnson	48,916	7,618,667
Merck & Co., Inc.	52,638	5,419,082
Roche Holding Ltd. (b)	112,858	3,829,272
		24,268,135
RETAILING — 5.3%
Alibaba Group Holding Ltd. (a)(b)	25,695	2,228,784
Amazon.com, Inc. (a)	79,529	10,109,727
		12,338,511
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.8%
KLA-Tencor Corporation	9,286	4,259,117
Lam Research Corporation	12,388	7,764,427
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	80,109	6,961,472
Texas Instruments, Inc.	38,480	6,118,705
		25,103,721
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	51,076	8,744,722
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	19,372	2,927,303

TOTAL COMMON STOCK
(Cost $202,679,242)		229,603,968

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
Short Term Investments—0.9%
	Par Value	Value
Money Market —0.9%
UMB Money Market Special II, 5.25% (c) (Cost $2,027,228)	$2,027,228	$2,027,228
TOTAL INVESTMENTS 99.9% (Cost $204,706,470)		231,631,196
OTHER ASSETS & LIABILITIES (NET)—0.1%		193,759
NET ASSETS—100%		$231,824,955

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
Interest rate reflects seven-day effective yield on September 30, 2023.

(d)
At September 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $205,099,902 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$35,911,863
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,380,569)
Net unrealized appreciation/(depreciation)	$26,531,294
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
Common Stock — 91.3%
	Shares	Value
DENMARK — 4.0%
INDUSTRIALS — 4.0%
Cadeler AS (a)	347,781	$1,190,330
Vestas Wind Systems A/S	64,218	1,381,883
		2,572,213
GERMANY — 5.9%
INDUSTRIALS — 2.8%
Kion Group AG (a)	46,712	1,799,735
INFORMATION TECHNOLOGY — 3.1%
Infineon Technologies AG	58,726	1,949,554
TOTAL GERMANY		3,749,289
IRELAND — 5.9%
CONSOMER DISCRETIONARY —2.1%
Aptiv PLC (a)	13,777	1,358,274
INDUSTRIALS — 3.8%
Kingspan Group plc	31,757	2,385,894
TOTAL IRELAND		3,744,168
ISRAEL — 4.4%
INDUSTRIALS — 2.7%
Kornit Digital Ltd. (a)	90,603	1,713,303
INFORMATION TECHNOLOGY — 1.7%
SolarEdge Technologies, Inc. (a)	8,410	1,089,179
TOTAL ISRAEL		2,802,482
JAPAN — 4.7%
INDUSTRIALS — 2.0%
Kurita Water Industries Ltd.	35,548	1,242,066
INFORMATION TECHNOLOGY — 2.7%
Keyence Corporation	4,590	1,707,120
TOTAL JAPAN		2,949,186
SWEDEN — 2.4%
INDUSTRIALS — 2.4%
NIBE Industrier AB	232,856	1,538,913

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
SWITZERLAND — 4.9%
INFORMATION TECHNOLOGY — 4.9%
Landis+Gyr Group AG	43,239	$3,133,741
UNITED STATES — 59.1%
INDUSTRIALS — 36.2%
American Superconductor Corporation (a)	79,348	599,078
Array Technologies, Inc. (a)	66,411	1,473,660
Bloom Energy Corporation (a)	73,033	968,418
Energy Recovery, Inc. (a)	124,472	2,640,051
Enovix Corporation (a)	137,219	1,722,099
Generac Holdings Inc. (a)	11,201	1,220,461
Hubbell Incorporated	9,908	3,105,266
Primoris Services Corporation	74,454	2,436,879
Quanta Services, Inc. (a)	6,914	1,293,402
Sensata Technologies Holding plc	29,096	1,100,411
Shoals Technologies Group, Inc. (a)	77,209	1,409,064
Symbotic Inc. (a)	12,819	428,539
Watts Water Technologies, Inc.	8,394	1,450,651
Zurn Elkay Water Solutions	112,031	3,139,109
		22,987,088
INFORMATION TECHNOLOGY — 11.3%
Badger Meter, Inc.	26,527	3,816,439
Cognex Corporation	35,596	1,510,694
Navitas Semiconductor (a)	136,561	949,099
Wolfspeed, Inc. (a)	24,627	938,289
		7,214,521
MATERIALS — 8.0%
Albemarle Corporation	7,527	1,279,891
Aspen Aerogels, Inc. (a)	133,718	1,149,975
Livent Corporation (a)	49,510	911,479
MP Materials Corp. (a)	91,741	1,752,253
		5,093,598
UTILITIES — 3.6%
NextEra Energy, Inc.	39,418	2,258,257

TOTAL UNITED STATES		37,553,464

TOTAL COMMON STOCK
(Cost $67,115,428)		58,043,456

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
Short Term Investments—8.7%
	Par Value	Value
Money Market—8.7%
UMB Money Market Special II, 5.25% (b) (Cost $5,501,561)	$5,501,561	$5,501,561
TOTAL INVESTMENTS 100.0% (Cost $72,616,989)		63,545,017
OTHER ASSETS & LIABILITIES (NET)—0.0%		23,156
NET ASSETS—100%		$63,568,173

(a)
Non-Income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2023.

(c)
At September 30, 2023, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $72,617,020 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,527,983
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,599,986)
Net unrealized appreciation/(depreciation)	$(9,072,003)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
Common Stock — 96.6%
	Shares	Value
ARGENTINA — 0.4%
Arcos Dorados Holdings Inc.	27,000	$255,420
AUSTRIA — 0.5%
Erste Group Bank AG	8,258	286,953
BRAZIL — 7.3%
AmBev	103,900	272,143
B3 SA - Brasil Bolsa Balcao	384,100	943,137
BTG Pactual	158,700	985,137
Localiza Rent a Car S.A.	67,900	794,419
Multiplan Empreendimentos Imobiliarios S.A.	17,400	85,415
Nu Holdings, Ltd. (a)	128,000	928,000
Raia Drogasil S.A.	42,500	234,526
Weg S.A.	41,200	298,554
		4,541,331
CHINA — 18.0%
Alibaba Group Holding Ltd. (a)	33,900	370,514
Baidu, Inc. (a)	29,000	493,954
BYD Company Ltd.	2,900	89,608
Centre Testing International Group Co., Ltd.	118,200	302,294
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	—
China Petroleum & Chemical Corporation	1,240,000	677,639
China Resources Beer (Holdings) Co., Ltd.	52,000	285,167
Eastroc Beverage (Group) Co., Ltd.	10,500	262,885
Focus Media Information Technology	802,500	785,569
Hanergy Mobile Energy Holding Group * (a)	36,000	—
KE Holdings Inc. (b)	21,600	335,232
Luzhou Laojiao Co. Ltd.	16,500	489,413
MINISO Group Holding Limited (b)	24,100	624,190
Ping An Insurance Group H Share	87,000	498,213
Proya Cosmetics	13,800	191,958
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,200	44,327
Tencent Holdings Limited	64,900	2,537,364
Trip.com Group Limited (a)(b)	40,000	1,398,800
Wuliangye Yibin Co., Ltd. (a)	3,200	68,389
WuXi AppTec	49,400	582,863
Yifeng Pharmacy Chain Co., Ltd.	29,700	142,602
Yum China Holdings, Inc.	17,650	983,458
		11,164,439
DENMARK — 0.6%
Novo Nordisk A/S	3,823	349,505

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
FRANCE — 1.2%
Hermès International S.A.	145	$265,560
L’Oréal S.A.	778	323,885
LVMH Moet Hennessy Louis Vuitton SE	215	163,077
		752,522
GREECE — 0.9%
Greek Organisation of Football Prognostics S.A.	34,640	581,673
HONG KONG — 1.6%
AIA Group Ltd.	34,700	282,894
Galaxy Entertainment Group	112,000	674,268
		957,162
INDIA — 18.6%
ABB India Limited	3,251	160,443
Asian Paints Ltd.	20,576	783,246
Axis Bank Limited	41,406	516,919
Bajaj Finserv Limited	11,916	1,120,803
Bharat Electronics Limited	315,445	525,354
HDFC Bank Ltd.	40,493	744,262
HDFC Life Insurance Company Ltd.	8,201	62,949
ICICI Bank Limited	47,208	541,144
Indian Hotels Company Limited (The)	181,402	898,039
Larsen & Toubro	43,767	1,593,565
MakeMyTrip Limited (a)	8,000	324,160
Polycab India Limited	10,270	660,793
Reliance Industries Limited	10,374	292,951
Siemens Limited	4,202	185,833
Sona Blw Precision Forgings Ltd.	18,776	131,909
Titan Company Limited	12,961	491,461
Triveni Turbine Limited	32,320	170,627
TVS Motor Company	40,268	737,944
Varun Beverages Limited	76,083	866,457
Zomato (a)	554,900	678,245
		11,487,104
INDONESIA — 4.1%
PT Bank Mandiri Tbk	1,523,700	594,002
PT Bank Rakyat Indonesia Tbk	3,930,100	1,328,681
PT Sumber Alfaria Trijaya Tbk	2,424,300	464,311
Vale Indonesia Tbk	448,100	163,815
		2,550,809

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
ITALY — 0.5%
Ferrari N.V.	980	$289,629
MEXICO — 5.9%
Alsea, S.A.B. de C.V. (a)	35,800	130,626
Arca Continental	56,300	512,769
Cemex S.A. de C.V. (a)(b)	94,250	612,625
Corporacion Inmobiliaria Vesta SAB de CV	127,100	420,461
Fomento Económico Mexicano S.A.B. (b)	6,440	702,926
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	44,000	478,877
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	3,800	62,633
Grupo Financiero Banorte SAB de CV	73,200	615,430
Grupo Mexico S.A.B. de C.V. Class B	22,600	107,275
		3,643,622
NETHERLANDS — 0.2%
ASML Holding N.V.	218	129,046
PANAMA — 0.1%
Copa Holdings, S.A.	870	77,535
PHILIPPINES — 0.9%
BDO Unibank, Inc.	220,700	553,545
POLAND — 0.6%
Dino Polska S.A. (a)	4,510	366,784
SAUDI ARABIA — 1.3%
Alinma Bank	9,606	85,546
Dr. Sulaiman Al-Habib Medical Group	1,299	81,601
Elm Company	1,973	410,329
Leejam Sports Co JSC	5,785	219,338
		796,814
SOUTH KOREA — 9.5%
Korea Aerospace Industries, Ltd.	8,150	294,738
Samsung Biologics (a)	831	419,380
Samsung Electronics Company Limited	60,670	3,075,313
Samsung SDI Co., Ltd.	1,747	662,861
SK Hynix, Inc.	16,677	1,417,557
		5,869,849

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
SWITZERLAND — 0.5%
Compagnie Financière Richemont S.A.	967	$118,391
Novartis AG	2,122	217,744
		336,135
TAIWAN — 11.6%
Accton Technology Corporation	43,700	667,403
Airtac International Group	2,300	69,754
Alchip Technologies, Ltd.	10,950	912,486
Delta Electronics, Inc.	10,200	102,535
E Ink Holdings Inc.	12,000	66,728
Taiwan Semiconductor Manufacturing Co., Ltd.	328,000	5,314,168
Voltronic Power Inc.	1,040	51,065
		7,184,139
THAILAND — 2.9%
Bumrungrad International Hospital (c)	147,700	1,087,088
Central Pattana Public Company Limited (c)	181,500	315,273
PTT Exploration & Production PCL (c)	87,400	410,447
		1,812,808
UNITED ARAB EMIRATES — 2.5%
Americana Restaurants International PLC	135,303	151,028
Emaar Properties PJSC	483,176	1,057,618
Salik Company PJSC	364,174	328,174
		1,536,820
UNITED KINGDOM — 0.7%
Anglo American plc	2,295	63,461
BAE Systems plc	29,635	360,915
		424,376
UNITED STATES — 6.2%
Cadence Design Systems, Inc. (a)	664	155,575
Coupang, Inc. (a)	8,000	136,000
Linde plc	1,126	419,266
Mercado Libre, Inc. (a)	923	1,170,253
Microsoft Corporation	1,581	499,201
NVIDIA Corporation	2,630	1,144,024
Samsonite International S.A. (a)	95,800	329,041
		3,853,360
TOTAL COMMON STOCK
(Cost $58,479,464)		59,801,380

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
Preferred Stock - 0.7%
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd.	10,952	$442,333
(Cost $447,168)
P -Notes — 0.6%
SAUDI ARABIA — 0.6%
Alinma Bank SJSC	25,105	223,585
ARAMCO AB	13,619	126,920
(Cost $384,040)		350,505
Rights — 0.0%
BRAZIL — 0.0%
Localiza Rent a Car S.A.	509	1,628
(Cost $0)
Exchange Trade Funds — 1.3%
UNITED STATES — 1.3%
iShares Core MSCI Emerging Markets ETF	16,800	799,512
(Cost $812,777)
Short Term Investments—1.3%
	Par Value	Value
Money Market - 1.3%
UMB Money Market Special II, 5.25% (d) (Cost $ 775,759)	$775,759	$775,759
TOTAL INVESTMENTS 100.5% (Cost $ 60,899,208)		62,171,117
OTHER ASSETS & LIABILITIES (Net)—(0.5)%		(286,102)
NET ASSETS—100%		$61,885,015

•
Fair Valued by the Valuation Committee as delegated by the Pear Tree Fund’s Trustees, Fair Values represent less than 0.01% of net assets as of September 30, 2023. See Note 8 to Financial Statements.

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
NVDR—Non-Voting Depositary Receipts

(d)
Interest rate reflects seven-day effective yield on September 30, 2023.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
(e)
At September 30, 2023 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $61,705,918 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,782,297
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,317,098)
Net unrealized appreciation / (depreciation)	$465,199
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
Common Stock — 98.7%
	Shares	Value
BELGIUM — 1.4%
D’Ieteren S.A.	251,853	$42,637,686
CANADA — 12.1%
Canadian Tire Corporation	499,716	53,981,895
Lundin Mining Corporation	8,026,600	60,140,132
Magna International Inc.	1,049,238	56,489,670
Methanex Corporation	1,493,693	67,624,962
OpenText Corporation	1,653,100	58,286,447
Toronto-Dominion Bank	990,319	59,939,204
		356,462,310
CHILE — 0.9%
Antofagasta plc	1,503,500	26,223,624
CHINA — 1.8%
Weichai Power Company Limited	38,752,000	52,745,352
COLOMBIA — 0.3%
Bancolombia S.A.	471,304	3,588,977
Tecnoglass, Inc.	154,800	5,102,208
		8,691,185
FRANCE — 12.3%
Ipsos	732,480	33,766,203
Michelin (CGDE)	1,897,500	58,401,615
Publicis Groupe	968,647	73,594,610
Teleperformance SE	500,900	63,321,821
TotalEnergies SE	1,025,200	67,633,893
Vinci SA	600,598	66,781,156
		363,499,298
GERMANY — 8.9%
Daimler Truck Holding AG	1,727,800	60,038,535
Deutsche Telekom AG	2,395,518	50,390,843
flatexDEGIRO AG (a)	988,400	8,681,595
Hannover Rueck SE	328,300	72,264,235
Muenchener Rueckversicherungs-Gesellschaft	185,030	72,307,647
		263,682,855
IRELAND — 4.3%
Greencore Group plc (a)	19,767,301	18,312,439
Jazz Pharmaceuticals plc (a)	416,700	53,937,648
Smurfit Kappa	1,691,246	56,512,148
		128,762,235

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
ITALY — 0.3%
Trevi Finanziaria Industriale SpA (a)	25,608,324	$7,795,017
JAPAN — 13.6%
Daicel Corporation	3,589,700	30,093,582
Daito Trust Construction Company, Ltd.	576,100	60,804,657
Honda Motor Company, Ltd.	6,516,000	73,445,549
Itochu Corporation	1,506,000	54,558,124
KDDI Corporation	1,990,500	61,052,226
Marubeni Corporation	3,609,100	56,400,879
Sony Group Corporation	798,600	65,504,198
		401,859,215
NETHERLANDS — 2.0%
Koninklijke Ahold Delhaize N.V.	1,916,100	57,858,308
NORWAY — 6.3%
DNB Bank ASA	3,274,930	66,354,811
SpareBank 1 SR-Bank ASA	4,762,087	54,911,528
Sparebanken Vest	2,183,075	21,623,745
Yara International ASA	1,167,700	44,476,389
		187,366,473
PUERTO RICO — 1.8%
Popular, Inc.	857,050	54,002,720
RUSSIA — 0.0%
ALROSA Company PJSC * (a)	41,136,300	4,215
SINGAPORE — 2.0%
United Overseas Bank Limited	2,798,647	58,437,570
SOUTH KOREA — 11.3%
Kia Motors Corporation	1,044,700	63,019,549
LG Electronics Inc.	568,900	42,538,914
LG Uplus Corporation	6,291,583	48,303,542
Samsung Electronics Company Limited	1,274,943	64,625,835
Shinhan Financial Group Co., Limited	1,725,400	45,519,668
SK Hynix, Inc.	828,100	70,389,114
		334,396,622

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
SWEDEN — 3.5%
Duni AB	1,566,400	$13,971,039
Loomis AB, Class B	1,555,483	42,179,387
SKF AB-B	2,823,600	47,340,691
		103,491,117
SWITZERLAND — 2.3%
Novartis AG	662,350	67,965,451
THAILAND — 0.7%
TISCO Financial Group	7,722,600	20,943,543
UNITED KINGDOM — 12.9%
Amcor plc	5,053,600	46,290,976
Bellway plc	1,942,950	54,164,504
Inchcape plc	4,428,040	40,994,365
Linde plc	174,944	65,140,398
Mondi plc	2,753,870	46,242,809
Next plc	805,850	71,762,256
Nomad Foods Limited (a)	882,100	13,425,562
Taylor Wimpey plc	30,810,097	44,111,124
		382,131,994
TOTAL COMMON STOCK
(Cost $2,722,928,558)		2,918,956,790
Warrants —0.0%
ITALY — 0.0%
Trevi-Finanziaria Industriale SpA (a)	76,022	73,728
(Cost $7,585,702)
Short Term Investments—0.3%
	Par Value	Value
Money Market—0.3%
UMB Money Market Special II, 5.25% (b) (Cost $9,851,154)	$9,851,154	$9,851,154
TOTAL INVESTMENTS—99.0% (Cost $2,740,365,414)		2,928,881,672
OTHER ASSETS & LIABILITIES (NET) — 1.0%		28,108,627
NET ASSETS—100%		$2,956,990,299

•
Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees.

(a)
Non-income producing security.

(b)
Interest rate reflects seven-day effective yield on September 30, 2023

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
(c)
At September 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $2,755,086,778 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$525,728,596
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(351,933,702
Net unrealized appreciation/(depreciation)	$173,794,894
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
Common Stock — 94.3%
	Shares	Value
BELGIUM — 2.5%
D’Ieteren S.A.	142,255	$24,083,192
BRAZIL — 3.0%
Equatorial Energia S.A.	4,479,971	28,695,730
CANADA — 3.5%
EQB Inc.	365,870	20,404,288
goeasy Ltd.	167,323	13,196,488
		33,600,776
CHINA — 0.5%
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	4,853,265
COLUMBIA — 1.8%
Tecnoglass, Inc.	521,564	17,190,749
DENMARK — 3.5%
DFDS A/S	374,399	12,396,332
Ringkjoebing Landbobank A/S	142,300	20,628,166
		33,024,498
FRANCE — 9.6%
Amundi	332,600	18,786,882
Elis S.A.	1,285,698	22,678,379
Rubis	826,400	18,584,157
Technip Energies N.V.	1,277,700	31,885,007
		91,934,425
GERMANY — 0.9%
flatexDEGIRO AG (a)	490,400	4,307,420
Sixt SE	48,425	4,501,551
		8,808,971
HONG KONG — 0.7%
Samson Holding Limited	74,790,800	2,253,684
VSTECS Holdings Limited	8,587,360	4,824,421
		7,078,105
INDONESIA — 1.2%
PT. Pakuwon Jati Tbk	415,457,800	11,774,217
IRELAND — 5.5%
C & C Group plc	8,194,045	13,901,773
Glanbia plc	1,608,400	26,582,450

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
IRELAND (continued)
Greencore Group plc (a)	12,778,600	$11,838,103
		52,322,326
ITALY — 2.2%
De’Longhi SpA	981,136	21,419,825
JAPAN — 14.2%
Daicel Corporation	2,587,100	21,688,471
Dowa Holdings Co., Limited	500,800	15,608,784
Kanematsu Corporation	1,088,200	15,080,567
Kyudenko Corporation	557,000	17,491,050
Mizuho Leasing Company, Limited	404,800	13,319,270
Open House Group Co., Limited	575,100	19,554,749
Prima Meat Packers Limited	889,000	14,613,617
Sankyu Inc.	464,000	16,078,700
Sanwa Holdings Corporation	142,000	1,891,747
		135,326,955
JORDAN — 2.5%
Hikma Pharmaceuticals plc	938,500	23,917,832
NETHERLANDS — 1.0%
Aalberts N.V.	258,800	9,502,577
NORWAY — 4.7%
SpareBank Nord-Norge	735,389	6,613,795
SpareBank 1 Oestlandet	568,688	7,129,376
Sparebank 1 SMN	961,828	12,401,470
SpareBank 1 SR-Bank ASA	931,626	10,742,560
Sparebanken Vest	788,092	7,806,191
		44,693,392
PORTUGAL — 1.8%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	16,733,499
SINGAPORE — 3.4%
AEM Holdings Limited	7,160,200	18,046,075
Venture Corporation, Limited	1,567,200	14,203,432
		32,249,507

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
	Shares	Value
SOUTH KOREA — 2.5%
ENF Technology Co., Limited	692,686	$10,107,446
Fila Holdings Corporation	221,700	5,931,058
Nature Holding Co., Limited (The)	436,302	7,517,431
		23,555,935
SPAIN — 0.6%
CIE Automotive	206,600	5,608,495

SWEDEN — 4.6%
Duni AB	485,645	4,331,566
Hexpol AB	2,231,100	19,950,973
Loomis AB, Class B	706,161	19,148,675
		43,431,214
TAIWAN — 3.8%
BizLink Holding, Inc.	1,059,293	8,860,120
Primax Electronics Limited	4,856,800	10,411,566
Sercomm Corporation	1,542,000	5,875,560
Tripod Technology Corporation	1,843,400	10,992,844
		36,140,090
THAILAND — 4.9%
Thanachart Capital PCL	18,690,500	25,664,950
TISCO Financial Group	7,836,500	21,252,437
		46,917,387
UNITED KINGDOM — 15.4%
Coats Group plc	5,811,700	5,199,531
Computacenter plc	556,500	17,184,731
Crest Nicholson Holdings plc	2,611,400	5,536,436
Future plc	1,333,000	14,464,018
Inchcape plc	2,462,168	22,794,513
Keller Group plc	457,639	4,194,885
Lancashire Holdings Limited	2,823,318	20,331,473
OSB Group PLC	3,172,817	12,678,876
QinetiQ	4,904,700	19,084,809
Vistry Group plc	2,293,325	25,528,041
		146,997,313
TOTAL COMMON STOCK
(Cost $920,941,589)		899,860,275

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
Short Term Investments—5.0%
	Par Value	Value
Money Market—5.0%
UMB Money Market Special II, 5.25% (b)	$47,915,673	$47,915,673
(Cost $47,915,673)
TOTAL INVESTMENTS—99.3% (Cost $968,857,262)		947,775,948
OTHER ASSETS & LIABILITIES (NET)—0.7%		6,081,761
NET ASSETS—100%		$953,857,709

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2023.

(c)
At September 30, 2023, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $975,897,262 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$117,493,421
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(145,614,735)
Net unrealized appreciation/(depreciation)	$(28,121,314)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2023  (Unaudited)
Common Stock — 99.1%
	Shares	Value
AUSTRALIA — 6.2%
Accent Group Limited	394,000	$498,412
Collins Foods Limited	79,783	492,787
HANSEN Technologies	84,116	287,191
Macquarie Group Limited	3,497	378,567
		1,656,957
BELGIUM — 2.5%
D’Ieteren S.A.	4,000	677,184
BRAZIL — 1.4%
Equatorial Energia S.A.	59,488	381,041
CANADA — 9.9%
Alimentation Couche-Tard Inc.	9,300	474,493
Canadian Tire Corporation	3,435	371,066
Enghouse Systems Limited	17,800	394,707
EQB Inc.	7,561	421,671
goeasy Ltd.	5,154	406,487
Toronto-Dominion Bank	9,376	567,484
		2,635,908
CHINA — 7.9%
Alibaba Group Holding Ltd. (a)	40,800	445,930
China MeiDong Auto Holdings Limited	376,000	205,958
Midea Group Co., Ltd.	77,900	591,708
Zhejiang Supor Co.	72,000	477,890
Zhongsheng Group Holdings	138,500	389,934
		2,111,420
DENMARK — 1.1%
DFDS A/S	8,800	291,368
FINLAND — 0.7%
Valmet OYJ	8,400	192,635
FRANCE — 5.6%
Alten S.A.	3,000	395,765
LVMH Moet Hennessy Louis Vuitton SE	295	223,756
Neurones S.A.	13,900	522,446
SEB SA	3,700	347,279
		1,489,246
INDIA — 1.0%
Muthoot Finance Ltd.	18,200	274,398

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)

	Shares	Value
INDONESIA — 0.9%
PT Bank Rakyat Indonesia Tbk	740,745	$250,430
ITALY — 6.3%
De’Longhi S.p.A.	21,900	478,113
Interpump Group S.p.A.	4,200	193,391
Reply S.p.A.	2,200	207,422
SeSa S.p.A.	3,700	389,587
SOL S.p.A.	14,700	417,110
		1,685,623
JAPAN — 8.1%
FULLCAST HOLDINGS Co., Ltd.	29,400	370,788
JAC Recruitment Co., Ltd.	24,700	420,757
NEXTAGE Co., Ltd.	26,300	402,189
Open Up Group Inc.	19,100	234,870
Sony Group Corporation	2,500	205,059
Tri Chemical Laboratories Inc.	25,100	521,427
		2,155,090
MALAYSIA — 2.6%
Public Bank Bhd	339,000	293,131
Scientex Berhad	523,700	413,803
		706,934
MEXICO — 2.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	25,500	277,531
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	14,500	238,995
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	9,200	225,817
		742,343
NETHERLANDS — 0.7%
Aalberts N.V.	5,000	183,589
NORWAY — 3.9%
SpareBank Nord-Norge	60,100	540,516
Sparebanken Vest	51,800	513,088
		1,053,604
PERU — 0.9%
Credicorp Ltd.	1,800	230,346
SINGAPORE — 2.2%
United Overseas Bank Limited	28,600	597,187

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)

	Shares	Value
SOUTH AFRICA — 2.5%
AVI Limited	105,400	$417,585
FirstRand Limited	70,500	238,974
		656,559
SOUTH KOREA — 2.8%
Hansol Chemical Co., Ltd.	2,900	360,620
Samsung Electronics Company Limited	7,898	400,343
		760,963
SPAIN — 1.5%
CIE Automotive	14,400	390,911
SWEDEN — 5.0%
Bravida Holding AB	80,900	600,186
Hexpol AB	42,300	378,256
Knowit AB	31,600	368,815
		1,347,257
SWITZERLAND — 1.9%
ALSO Holding AG	2,000	503,935
TAIWAN — 4.8%
BizLink Holding, Inc.	26,391	220,736
Chailease Holding Co., Ltd.	36,089	202,355
POYA International Co., Ltd.	13,130	196,045
SINBON Electronics Co., Ltd.	20,600	206,443
Thinking Electronic Industrial Co., Ltd.	39,000	176,391
Yageo Corporation	16,510	268,514
		1,270,484
THAILAND — 3.7%
Muangthai Capital Public Company Limited	418,500	413,759
TISCO Financial Group	208,500	565,448
		979,207
UNITED KINGDOM — 10.8%
Computacenter plc	15,800	487,904
Cranswick plc	10,000	433,541
Future plc	14,600	158,421
Games Workshop Group PLC	2,093	270,023
Howden Joinery Group plc	16,873	151,657
Marshalls PLC	66,600	205,498
Mondi plc	25,951	435,768

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)

	Shares	Value
UNITED KINGDOM (continued)
OSB Group PLC	63,600	$254,152
RS Group plc	28,730	257,879
SSP Group plc	91,000	225,029
		2,879,872
UNITED STATES — 1.4%
Euronet Worldwide, Inc. (a)	4,600	365,148

TOTAL COMMON STOCK
(Cost $25,999,815)		26,469,639

Short Term Investments—1.4%
	Par Value	Value
Money Market—1.4%
UMB Money Market Special II, 5.25% (b)	$383,726	$383,726
(Cost $383,726)
TOTAL INVESTMENTS—100.5%
(Cost $26,383,541)		26,853,365
OTHER ASSETS & LIABILITIES (Net)—(0.5%)		(140,918)
NET ASSETS—100%		$26,712,447

(a)
Non-income producing security.

(b)
Interest rate reflects seven-day effective yield on September 30, 2023.

(c)
At September 30, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $26,512,581 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,573,339
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,232,555)
Net unrealized appreciation/(depreciation)	$340,784
The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023  (Unaudited)
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

This page intentionally left blank.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)
	Small Cap	Quality	Environmental Opportunities
Assets:
Investments at value	$77,635,786	$231,631,196	$63,545,017
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality, $0 for Environmental Opportunities)	—	—	—
Cash	—	—	—
Dividends and interest receivable	61,745	222,514	51,402
Foreign tax reclaims receivable	—	94,328	41,113
Receivable for investments sold	—	—	—
Receivable for shares of beneficial interest sold	48	232,189	3,246
Other assets	17,917	11,281	58,681
Total Assets	$77,715,496	$232,191,508	$63,699,459
Liabilities:
Payable for investments purchased	$—	$—	$—
Payable for shares of beneficial interest repurchased	412	181,687	61,080
Payable for compensation of manager (Note 3)	49,692	123,315	49,198
Payable for distribution fees (Note 3)	13,598	28,491	1,999
Payable to custodian	2,761	10,049	11,837
Payable to transfer agent (Note 3)	11,382	23,011	4,098
Payable for foreign capital gain tax	—	—	—
Other accrued expenses and liabilities	—	—	3,074
Total Liabilities	$77,845	$366,553	$131,286
Net Assets	$77,637,651	$231,824,955	$63,568,173

Investments at cost	$60,288,075	$204,706,470	$72,616,989

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$59,684,008	$194,368,582	$81,011,376
Total distributable earnings (loss)	17,953,643	37,456,373	(17,443,203)
Net Assets Applicable to Outstanding Shares	$77,637,651	$231,824,955	$63,568,173
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$65,428,290	$133,695,672	$9,292,611
Shares Outstanding	2,806,936	6,950,516	778,697
Net asset value and redemption proceeds per share	$23.31	$19.24	$11.93
Institutional Shares
Net assets applicable to outstanding shares	$12,209,361	$98,129,283	$52,719,051
Shares outstanding	415,658	4,487,837	4,349,797
Net asset value and redemption proceeds per share	$29.37	$21.87	$12.12
R6 Shares
Net assets applicable to outstanding shares	$—	$—	$1,556,511
Shares Outstanding	—	—	280,864
Net asset value and redemption proceeds per share	$—	$—	$5.54

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$62,171,117	$2,928,881,672	$947,775,948	$26,853,365
Foreign currency at value (Cost $36,019 for Emerging Markets World Equity, $29 for Foreign Value $13 for Foreign Value Small Cap, and $19,014 for International Opportunities)	36,040	29	13	19,176
Cash	—	—	—	—
Dividends and interest receivable	92,474	10,242,639	2,804,456	25,588
Foreign tax reclaims receivable	14,689	17,346,234	3,049,253	35,584
Receivable for investments sold	582,265	19,074,422	2,626,852	—
Receivable for shares of beneficial interest sold	106	1,872,340	396,732	—
Other assets	46,771	215,329	—	7,275
Total Assets	$62,943,462	$2,977,632,665	$956,653,254	$26,940,988
Liabilities:
Payable for investments purchased	$569,041	$16,849,128	$—	$197,586
Payable for shares of beneficial interest repurchased	100,072	944,201	1,830,762	—
Payable for compensation of manager (Note 3)	41,355	2,229,358	707,055	17,842
Payable for distribution fees (Note 3)	12,199	66,778	24,761	19
Payable to custodian	37,994	257,176	112,731	7,986
Payable to transfer agent (Note 3)	9,491	151,321	62,859	556
Payable for foreign capital gain tax	288,295	39,183	27,918	1,065
Other accrued expenses and liabilities	—	105,221	29,459	3,487
Total Liabilities	$1,058,447	$20,642,366	$2,795,545	$228,541
Net Assets	$61,885,015	$2,956,990,299	$953,857,709	$26,712,447

Investments at cost	$60,899,208	$2,740,365,414	$968,857,262	$26,383,541

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2023 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$101,768,604	$2,983,027,891	$1,022,010,991	$26,253,772
Total distributable earnings (loss)	(39,883,589)	(26,037,592)	(68,153,282)	458,675
Net Assets Applicable to Outstanding Shares	$61,885,015	$2,956,990,299	$953,857,709	$26,712,447
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$57,098,387	$318,753,775	$119,398,512	$89,542
Shares Outstanding	3,012,887	15,109,848	8,305,984	8,092
Net asset value and redemption proceeds per share	$18.95	$21.10	$14.37	$11.07
Institutional Shares
Net assets applicable to outstanding shares	$4,130,262	$2,190,256,910	$583,336,359	$3,281,886
Shares outstanding	213,178	104,068,951	40,504,761	292,685
Net asset value and redemption proceeds per share	$19.37	$21.05	$14.40	$11.21
R6 Shares
Net assets applicable to outstanding shares	$656,366	$447,979,614	$251,122,838	$23,341,019
Shares Outstanding	77,889	42,847,787	24,276,359	2,082,537
Net asset value and redemption proceeds per share	$8.43	$10.46	$10.34	$11.21

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)
	Small Cap	Quality	Environmental Opportunities
Investment Income:
Dividends (a)	$819,549	$1,631,559	$252,475
Interest	35,958	99,621	95,146
Total Investment Income	$855,507	$1,731,180	$347,621
Expenses:
Compensation of manager (Note 3)	312,318	1,083,432	357,328
Distribution fees, Ordinary Shares (Note 3)	83,280	163,350	13,010
Administrative fees (Note 3)	11,701	30,588	10,771
Custodian and fund accounting fees	7,400	21,000	23,538
Regulatory and Compliance (Note 3)	2,377	6,220	2,189
Transfer agent fees (Note 3):
Ordinary Shares	54,244	105,403	8,385
Institutional Shares	9,320	69,347	47,795
R6 Shares	—	—	96
Audit and legal	3,566	9,348	3,277
Registration fees	16,197	19,097	19,480
Tax reclaim services fee	—	—	—
Insurance	685	1,759	637
Compensation of trustees (Note 3)	1,506	3,941	1,387
Printing	2,816	7,371	2,594
Miscellaneous	1,990	5,133	1,837
Total expenses before waivers/reimbursements/reductions	507,400	1,525,989	492,324
Management Fee Waiver (Note 3)	—	(385,466)	(35,732)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(6,873)	(51,604)	(35,597)
Manager Reimbursement (Note 3)	—	—	(55,070)
Expenses, Net	$500,527	$1,088,919	$365,925
Net Investment income/(loss)	$354,980	$642,261	$(18,304)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$949,749	$5,403,304	$(3,026,748)
Foreign denominated assets, liabilities, and currency	351	257	1,040
Change in unrealized appreciation/(depreciation) of:
Investments	184,130	3,839,380	(7,274,404)
Foreign denominated assets, liabilities, and currency	(99)	(42)	(2,126)
Net change in deferred non-U.S. Taxes	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	1,134,131	9,242,899	(10,302,238)
Net increase/(decrease) in net assets resulting from operations	$1,489,111	$9,885,160	$(10,320,542)

(a)
Dividends are net of foreign withholding taxes of  $ 5,508 for Small Cap, $ 52,581 for Quality, and $ 6,336 for Environmental Opportunities. Dividends are net of ADR Issuance Fees of  $0 for Small Cap, $ 7,131 for Quality, and  $ 0 for Environmental Opportunities.

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ 0 for Small Cap, $ 0 for Quality, and $ 0 for Environmental Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends (a)	694,254	65,597,718	22,412,182	498,741
Interest	9,779	882,129	502,225	16,964
Total Investment Income	$704,033	$66,479,847	$22,914,407	$515,705
Expenses:
Compensation of manager (Note 3)	334,067	15,466,382	4,974,982	125,788
Distribution fees, Ordinary Shares (Note 3)	76,979	424,890	158,741	117
Administrative fees (Note 3)	10,094	467,087	148,592	4,167
Custodian and fund accounting fees	98,000	545,000	243,000	27,500
Regulatory and Compliance (Note 3)	2,052	94,967	30,211	847
Transfer agent fees (Note 3):
Ordinary Shares	50,372	273,347	102,046	76
Institutional Shares	3,685	1,839,401	490,792	2,768
R6 Shares	50	25,219	13,760	1,361
Audit and legal	69,069	142,259	45,213	1,268
Registration fees	18,600	51,141	44,980	3,478
Tax reclaim services fee	—	16,224	—	—
Insurance	598	27,544	8,781	246
Compensation of trustees (Note 3)	1,299	60,107	19,124	536
Printing	2,429	112,418	35,769	1,003
Miscellaneous	1,738	80,137	25,491	714
Total expenses before waivers/reimbursements/reductions	669,032	19,626,123	6,341,482	169,869
Management Fee Waiver (Note 3)	(73,495)	(1,546,638)	(497,498)	(4,605)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(2,702)	(1,372,455)	(366,483)	(2,061)
Manager Reimbursement (Note 3)	(1,484)	(168,959)	—	(7,464)
Expenses, Net	$591,351	$16,538,071	$5,477,501	$155,739
Net Investment income/(loss)	$112,682	$49,941,776	$17,436,906	$359,966

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2023 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$(1,627,944)	$30,211,247	$20,579,640	$725,055
Foreign denominated assets, liabilities, and currency	(14,370)	(1,007,365)	(212,172)	(343)
Change in unrealized appreciation/(depreciation) of:
Investments	(968,861)	(86,468,351)	(23,688,303)	(2,491,537)
Foreign denominated assets, liabilities, and currency	(1,599)	(314,750)	(110,585)	(1,718)
Net change in deferred non-U.S. taxes	(288,295)	(39,183)	(27,918)	(1,065)
Net realized and unrealized gain/(loss) on investment and foreign currency	(2,901,069)	(57,618,402)	(3,459,338)	(1,769,608)
Net increase/(decrease) in net assets resulting from operations	$(2,788,387)	$(7,676,626)	$13,977,568	$(1,409,642)

(a)
Dividends are net of foreign withholding taxes of $ 90,891 for Emerging Markets World Equity, $ 7,836,001 for Foreign Value, $ 2,454,693 for Foreign Value Small Cap, and $ 60,327 for International Opportunities. Dividends are net of ADR Issuance Fees of  $ 0 for Emerging Markets World Equity, $ 0 for Foreign Value, $ 0 for Foreign Value Small Cap, and $ 0 for International Opportunities.

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ 19,636 for Emerging Markets World Equity,       $ 21,471 for Foreign Value, $ 41,043 for Foreign Value Small Cap, and $ 137 for international Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$354,980	$696,277
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	950,100	(592,046)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	184,031	(2,953,492)
Net increase/(decrease) from operations	$1,489,111	$(2,849,261)
Distributions to shareholders
Ordinary Shares	$—	$(6,464,206)
Institutional Shares	—	(664,111)
R6 Shares	—	—
Total distributions to shareholders	$—	$(7,128,317)
Capital Stock Transactions
Shares sold
Ordinary Shares	$872,940	$2,248,227
Institutional Shares	1,274,960	2,232,107
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	4,899,553
Institutional Shares	—	661,740
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(4,146,310)	(5,892,276)
Institutional Shares	(32,354)	(207,242)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(2,030,764)	$3,942,109
Net Increase (Decrease) in Net Assets	$(541,653)	$(6,035,469)
Net Assets Beginning of Year	78,179,304	84,214,773
Net Assets at End of Year	$77,637,651	$78,179,304

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	38,588	90,943
Institutional Shares	41,690	77,160
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	210,552
Institutional Shares	—	22,631
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(178,178)	(243,371)
Institutional Shares	(1,117)	(6,813)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(99,017)	151,102

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$642,261	$1,031,147
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	5,403,561	11,458,516
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	3,839,338	(15,546,245)
Net increase/(decrease) from operations	$9,885,160	$(3,056,582)
Distributions to shareholders
Ordinary Shares	$—	$(14,603,353)
Institutional Shares	—	(7,561,699)
R6 Shares	—	—
Total distributions to shareholders	$—	$(22,165,052)
Capital Stock Transactions
Shares sold
Ordinary shares	$19,960,822	$9,378,653
Institutional Shares	35,182,317	36,873,575
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	10,844,603
Institutional Shares	—	7,442,002
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(10,726,617)	(15,117,857)
Institutional Shares	(9,740,466)	(31,597,820)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$34,676,056	$17,823,156
Net Increase (Decrease) in Net Assets	$44,561,216	$(7,398,478)
Net Assets Beginning of Year	187,263,739	194,662,217
Net Assets at End of Year	$231,824,955	$187,263,739

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	1,013,018	500,564
Institutional Shares	1,573,812	1,745,448
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	624,689
Institutional Shares	—	378,343
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(552,016)	(806,350)
Institutional Shares	(438,229)	(1,502,693)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	1,596,585	940,001

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(18,304)	$(179,482)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(3,025,708)	(2,895,870)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(7,276,530)	(7,752,606)
Net increase/(decrease) from operations	$(10,320,542)	$(10,827,958)
Distributions to shareholders
Ordinary Shares	$—	$(529)
Institutional Shares	—	(3,042)
R6 Shares	—	(148)
Total distributions to shareholders	$—	$(3,719)
Capital Stock Transactions
Shares sold
Ordinary Shares	$492,609	$2,820,299
Institutional Shares	5,360,730	13,113,359
R6 Shares	69,262	676,582
Distributions reinvested
Ordinary Shares	—	516
Institutional Shares	—	2,682
R6 Shares	—	148
Shares redeemed
Ordinary Shares	(300,182)	(393,941)
Institutional Shares	(4,516,948)	(9,641,588)
R6 Shares	(40,989)	(31,548)
Net increase (decrease) from capital stock transactions	$1,064,482	$6,546,509
Net Increase (Decrease) in Net Assets	$(9,256,060)	$(4,285,168)
Net Assets Beginning of Year	72,824,233	77,109,401
Net Assets at End of Year	$63,568,173	$72,824,233

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	35,400	199,101
Institutional Shares	378,251	933,096
R6 Shares	11,438	107,540
Distributions reinvested
Ordinary Shares	—	36
Institutional Shares	—	186
R6 Shares	—	22
Shares redeemed
Ordinary Shares	(22,199)	(28,953)
Institutional Shares	(325,253)	(693,789)
R6 Shares	(6,516)	(5,073)
Increase (Decrease) In Shares Outstanding	71,121	512,166

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$112,682	$563,065
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(1,642,314)	(14,379,088)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	(1,258,755)	(2,096,859)
Net increase/(decrease) from operations	$(2,788,387)	$(15,912,882)
Distributions to shareholders
Ordinary Shares	$—	$—
Institutional Shares	—	—
R6 Shares	—	—
Total distributions to shareholders	$—	$—
Capital Stock Transactions
Shares sold
Ordinary Shares	$1,768,601	$5,082,009
Institutional Shares	167,069	409,272
R6 Shares	8,850	38,594
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(6,284,093)	(13,602,222)
Institutional Shares	(971,100)	(513,945)
R6 Shares	(80,199)	(267,906)
Net increase (decrease) from capital stock transactions	$(5,390,872)	$(8,854,198)
Net Increase (Decrease) in Net Assets	$(8,179,259)	$(24,767,080)
Net Assets Beginning of Year	70,064,274	94,831,354
Net Assets at End of Year	$61,885,015	$70,064,274

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	89,378	256,404
Institutional Shares	8,399	20,244
R6 Shares	1,021	4,489
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(322,163)	(706,573)
Institutional Shares	(49,588)	(25,726)
R6 Shares	(9,354)	(31,871)
Increase (Decrease) In Shares Outstanding	(282,307)	(483,033)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$49,941,776	$83,249,738
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	29,203,882	(219,264,931)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	(86,822,284)	(126,463,208)
Net increase/(decrease) from operations	$(7,676,626)	$(262,478,401)
Distributions to shareholders
Ordinary Shares	$—	$(5,146,514)
Institutional Shares	—	(44,269,730)
R6 Shares	—	(23,568,766)
Total distributions to shareholders	$—	$(72,985,010)
Capital Stock Transactions
Shares sold
Ordinary Shares	$2,708,788	$17,679,276*
Institutional Shares	126,255,322	486,773,497
R6 Shares	18,101,390	101,794,981 *
Distributions reinvested
Ordinary Shares	—	4,688,581
Institutional Shares	—	38,988,500
R6 Shares	—	17,104,236
Shares redeemed
Ordinary Shares	(36,716,430)	(62,081,863)
Institutional Shares	(267,754,927)	(1,142,075,586)
R6 Shares	(53,900,353)	(276,101,627)
Net increase (decrease) from capital stock transactions	$(211,306,210)	$(813,230,005)
Net Increase (Decrease) in Net Assets	$(218,982,836)	$(1,148,693,416)
Net Assets Beginning of Year	3,175,973,135	4,324,666,551
Net Assets at End of Year	$2,956,990,299	$3,175,973,135

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	126,110	839,046
Institutional Shares	5,887,141	24,784,726
R6 Shares	1,708,005	10,306,774
Distributions reinvested
Ordinary Shares	—	233,611
Institutional Shares	—	1,953,332
R6 Shares	—	1,725,957
Shares redeemed
Ordinary Shares	(1,699,727)	(3,090,121)
Institutional Shares	(12,528,614)	(57,662,966)
R6 Shares	(5,031,660)	(27,214,713)
Increase (Decrease) In Shares Outstanding	(11,538,745)	(48,124,354)

*
Includes contributions to capital from investment managers/brokers for : Ordinary $ 1 and R6 $ 222.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$17,436,906	$25,007,771
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	20,367,468	(42,848,533)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	(23,826,806)	(57,871,740)
Net increase/(decrease) from operations	$13,977,568	$(75,712,502)
Distributions to shareholders
Ordinary Shares	$—	$(5,941,012)
Institutional Shares	—	(27,992,923)
R6 Shares	—	(15,300,134)
Total distributions to shareholders	$—	$(49,234,069)
Capital Stock Transactions
Shares sold
Ordinary Shares	$5,807,583	$14,865,458
Institutional Shares	34,856,634	198,065,956
R6 Shares	23,384,346	92,514,601
Distributions reinvested
Ordinary Shares	—	4,896,246
Institutional Shares	—	25,981,835
R6 Shares	—	13,472,896
Shares redeemed
Ordinary Shares	(18,139,741)	(43,573,668)
Institutional Shares	(69,676,283)	(288,838,534)
R6 Shares	(36,947,692)	(75,496,943)
Net increase (decrease) from capital stock transactions	$(60,715,153)	$(58,112,153)
Net Increase (Decrease) in Net Assets	$(46,737,585)	$(183,058,724)
Net Assets Beginning of Year	1,000,595,294	1,183,654,018
Net Assets at End of Year	$953,857,709	$1,000,595,294

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	399,687	1,083,419
Institutional Shares	2,382,263	14,330,269
R6 Shares	2,227,764	8,879,839
Distributions reinvested
Ordinary Shares	—	365,119
Institutional Shares	—	1,938,943
R6 Shares	—	1,400,509
Shares redeemed
Ordinary Shares	(1,238,688)	(3,133,982)
Institutional Shares	(4,764,643)	(21,168,711)
R6 Shares	(3,523,032)	(7,224,195)
Increase (Decrease) In Shares Outstanding	(4,516,649)	(3,528,790)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$359,966	$472,978
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	724,712	(915,648)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	(2,494,320)	(838,399)
Net increase/(decrease) from operations	$(1,409,642)	$(1,281,069)
Distributions to shareholders
Ordinary Shares	$—	$(1,346)
Institutional Shares	—	(58,893)
R6 Shares	—	(364,743)
Total distributions to shareholders	$—	$(424,982)
Capital Stock Transactions
Shares sold
Ordinary Shares	$—	$500
Institutional Shares	32,500	147,099
R6 Shares	53,563	3,630,407
Distributions reinvested
Ordinary Shares	—	1,346
Institutional Shares	—	55,863
R6 Shares	—	364,743
Shares redeemed
Ordinary Shares	—	(26,459)
Institutional Shares	(14,857)	(176,361)
R6 Shares	(5,741)	(168,409)
Net increase (decrease) from capital stock transactions	$65,465	$3,828,729
Net Increase (Decrease) in Net Assets	$(1,344,177)	$2,122,678
Net Assets Beginning of Year	28,056,624	25,933,946
Net Assets at End of Year	$26,712,447	$28,056,624

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Share Transactions
Shares sold
Ordinary Shares	—	43
Institutional Shares	2,749	15,517
R6 Shares	4,685	334,586
Distributions reinvested
Ordinary Shares	—	123
Institutional Shares	—	5,055
R6 Shares	—	33,038
Shares redeemed
Ordinary Shares	—	(2,368)
Institutional Shares	(1,259)	(16,382)
R6 Shares	(486)	(14,591)
Increase (Decrease) In Shares Outstanding	5,689	355,021

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.87	$26.02	$27.43	$15.45	$23.97	$25.48
Income from Investment Operations:
Net investment income (loss) (a)c)	0.10	0.20	0.17	0.14	0.15	0.07
Net realized and unrealized gain/(loss) on securities	0.34	(1.05)	0.63	12.00	(6.73)	0.22
Total from Investment Operations	0.44	(0.85)	0.80	12.14	(6.58)	0.29
Less Distributions:
Dividends from net investment income	—	(0.10)	(0.15)	(0.16)	(0.14)	(0.01)
Distributions from realized capital gains	—	(2.20)	(2.06)	—	(1.80)	(1.79)
Total Distributions	—	(2.30)	(2.21)	(0.16)	(1.94)	(1.80)
Net Asset Value, End of Period	$23.31	$22.87	$26.02	$27.43	$15.45	$23.97
Total Return	1.92%	(3.39)%	2.89%	78.75%	(30.27)%	1.87%
Net Assets, End of Period (000s)	$65,428	$67,389	$75,159	$86.880	$60,008	$118,314
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.34%	1.35%	1.33%	1.37%	1.35%	1.34%
Net	1.34%	1.35%	1.33%	1.37%	1.35%	1.34%
Ratio of net investment income (loss) to average net assets (b)(c)	0.85%	0.85%	0.61%	0.66%	0.63%	0.29%
Portfolio Turnover	7%	30%	23%	33%	28%	24%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.77	$32.10	$33.32	$18.73	$28.67	$30.07
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.18	0.36	0.32	0.26	0.27	0.21
Net realized and unrealized gain/(loss) on securities	0.42	(1.30)	0.78	14.57	(8.17)	0.28
Total from Investment Operations	0.60	(0.94)	1.10	14.83	(7.90)	0.49
Less Distributions:
Dividends from net investment income	—	(0.19)	(0.26)	(0.24)	(0.24)	(0.10)
Distributions from realized capital gains	—	(2.20)	(2.06)	—	(1.80)	(1.79)
Total Distributions	—	(2.39)	(2.32)	(0.24)	(2.04)	(1.89)
Net Asset Value, End of Period	$29.37	$28.77	$32.10	$33.32	$18.73	$28.67
Total Return	2.09%	(3.02)%	3.27%	79.43%	(30.02)%	2.30%
Net Assets, End of Period (000s)	$12,210	$10,790	$9,055	$8,792	$5,681	$4,839
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.09%	1.10%	1.08%	1.12%	1.10%	1.08%
Net	0.97%	0.98%	0.96%	1.00%	0.98%	0.96%
Ratio of net investment income (loss) to average net asset(b)(c)	1.25%	1.21%	0.97%	1.04%	1.02%	0.65%
Portfolio Turnover	7%	30%	23%	33%	28%	24%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.19	$21.11	$21.14	$15.06	$18.66	$18.83
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.04	0.08	0.06	0.10	0.12	0.14
Net realized and unrealized gain/(loss) on securities	1.01	(0.57)	2.35	7.55	(0.19)	2.23
Total from Investment Operations	1.05	(0.49)	2.41	7.65	(0.07)	2.37
Less Distributions:
Dividends from net investment income	—	(0.08)	(0.05)	(0.10)	(0.15)	(0.12)
Distributions from realized capital gains	—	(2.35)	(2.39)	(1.47)	(3.38)	(2.42)
Total Distributions	—	(2.43)	(2.44)	(1.57)	(3.53)	(2.54)
Net Asset Value, End of Period	$19.24	$18.19	$21.11	$21.14	$15.06	$18.66
Total Return	5.77%	(1.78)%	10.66%	51.83%	(2.98)%	14.16%
Net Assets, End of Period (000s)	$133,696	$118,065	$130,244	$137,485	$97,951	$137,643
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.51%	1.50%	1.52%	1.54%	1.54%
Net	1.15%	1.19%	1.16%	1.22%	1.27%	1.25%
Ratio of net investment income (loss) to average net assets(b)(c)	0.45%	0.44%	0.24%	0.53%	0.62%	0.72%
Portfolio Turnover	12%	34%	31%	41%	35%	57%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.64	$23.59	$23.39	$16.53	$20.18	$20.15
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.09	0.17	0.16	0.20	0.21	0.23
Net realized and unrealized gain/(loss) on securities	1.14	(0.62)	2.60	8.30	(0.25)	2.40
Total from Investment Operations	1.23	(0.45)	2.76	8.50	(0.04)	2.63
Less Distributions:
Dividends from net investment income	—	(0.15)	(0.17)	(0.17)	(0.23)	(0.18)
Distributions from realized capital gains	—	(2.35)	(2.39)	(1.47)	(3.38)	(2.42)
Total Distributions	—	(2.50)	(2.56)	(1.64)	(3.61)	(2.60)
Net Asset Value, End of Period	$21.87	$20.64	$23.59	$23.39	$16.53	$20.18
Total Return	5.96%	(1.38)%	11.09%	52.42%	(2.62)%	14.59%
Net Assets, End of Period (000s)	$98,129	$69,199	$64,418	$46,891	$9,624	$6,084
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.25%	1.26%	1.25%	1.27%	1.29%	1.29%
Net	0.78%	0.79%	0.78%	0.80%	0.90%	0.87%
Ratio of net investment income (loss) to average net assets (b)(c)	0.81%	0.84%	0.62%	0.92%	1.04%	1.08%
Portfolio Turnover	12%	34%	31%	41%	35%	57%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Year Ended March 31,	Seven Months Ended March 31,	Years Ended August 31,**
	2023*	2023	2022(1)	2021	2020	2019
Net Asset Value, Beginning of Period	$13.87	$16.13	$20.12	$12.63	$10.05	$10.69
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.02)	(0.07)	(0.09)	(0.06)	(0.06)	(0.02)
Net realized and unrealized gain/(loss) on securities	(1.92)	(2.19)	(2.69)	7.83	2.64	(0.62)
Total from Investment Operations	(1.94)	(2.26)	(2.78)	7.77	2.58	(0.64)
Less Distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized capital gains	—	0.00(2)	(1.21)	(0.28)	—	—
Total Distributions	—	0.00(2)	(1.21)	(0.28)	—	—
Net Asset Value, End of Period	$11.93	$13.87	$16.13	$20.12	$12.63	$10.05
Total Return	(13.99)%	(14.01)%	(14.67)%(4)	61.95%	25.67%	(5.99)%
Net Assets, End of Period (000s)	$9,293	$10,615	$9,601	$263	$44	$16
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.60%	1.58%	2.11%(3)	1.55%	2.66%	4.22%
Net	1.24%	1.23%	1.24%(3)	1.24%	1.24%	1.28%
Ratio of net investment income (loss) to average net assets(b)(c)	(0.27)%	(0.47)%	(0.99)%(3)	(0.80)%	(0.63)%	(0.24)%
Portfolio Turnover	20%	31%	9%	41%	37%	30%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Year Ended March 31,	Seven Months Ended March 31,	Years Ended August 31,**
	2023*	2023	2022(1)	2021	2020	2019
Net Asset Value, Beginning of Period	$14.07	$16.32	$20.32	$12.72	$10.10	$10.71
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	—	(0.03)	(0.08)	(0.07)	(0.03)	—(2)
Net realized and unrealized gain/(loss) on securities	(1.95)	(2.22)	(2.71)	7.95	2.65	(0.61)
Total from Investment Operations	(1.95)	(2.25)	(2.79)	7.88	2.62	(0.61)
Less Distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized capital gains	—	0.00(2)	(1.21)	(0.28)	—	—
Total Distributions	—	0.00(2)	(1.21)	(0.28)	—	—
Net Asset Value, End of Period	$12.12	$14.07	$16.32	$20.32	$12.72	$10.10
Total Return	(13.86)%	(13.78)%	(14.57)%(4)	62.39%	25.94%	(5.70)%
Net Assets, End of Period (000s)	$52,719	$60,435	$66,215	$66,561	$22,494	$8,893
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.34%	1.33%	2.30%(3)	1.30%	2.41%	3.97%
Net	0.99%	0.98%	0.99%(3)	0.99%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets(b)(c)	(0.02)%	(0.22)%	(0.77)%(3)	(0.55)%	(0.37)%	(0.02)%
Portfolio Turnover	20%	31%	9%	41%	37%	30%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30, 2023*	Year Ended March 31, 2023	Commencement of Operations to the Seven Months Ended March 31, 2022 (1)
Net Asset Value, Beginning of Period	$6.43	$7.46	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	—	(0.01)	(0.03)
Net realized and unrealized gain/(loss) on securities	(0.89)	(1.02)	(1.30)
Total from Investment Operations	(0.89)	(1.03)	(1.33)
Less Distributions:
Dividends from net investment income	—	—	—
Distributions from realized capital gains	—	0.00 (2)	(1.21)
Total Distributions	—	0.00 (2)	(1.21)
Net Asset Value, End of Period	$5.54	$6.43	$7.46
Total Return	(13.84)%	(13.80)%	(15.00)% (4)
Net Assets, End of Period (000s)	$1,556	$1,774	$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.19%	1.18%	2.08% (3)
Net	0.95%	0.93%	0.95% (3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.03%	(0.17)%	(0.71)% (3)
Portfolio Turnover	20%	31%	9%

*
Unaudited

(1)
Commenced operations September 1, 2021.

(2)
Rounds to less than $0.005 per share

(3)
Annualized

(4)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

**
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.77	$23.65	$29.76	$18.21	$20.86	$23.29
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.03	0.14	0.02	(0.04)	0.22	0.38
Net realized and unrealized gain/(loss) on securities	(0.85)	(4.02)	(3.83)	11.83	(2.53)	(2.36)
Total from Investment Operations	(0.82)	(3.88)	(3.81)	11.79	(2.31)	(1.98)
Less Distributions:
Dividends from net investment income	—	—	(0.40)	(0.24)	(0.34)	(0.45)
Distributions from realized capital gains	—	—	(1.90)	—	—	—
Total Distributions	—	—	(2.30)	(0.24)	(0.34)	(0.45)
Net Asset Value, End of Period	$18.95	$19.77	$23.65	$29.76	$18.21	$20.86
Total Return	(4.15)%	(16.41)%	(13.75)%	64.78%	(11.35)%	(8.31)%
Net Assets, End of Period (000s)	$57,099	$64,177	$87,401	$109,522	$64,322	$89,347
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	2.02%	1.78%	1.64%	1.68%	1.70%	1.67%
Net	1.80%	1.56%	1.42%	1.46%	1.48%	1.46%
Ratio of net investment income (loss) to average net assets(b)(c)	0.30%	0.71%	0.09%	(0.16)%	1.01%	1.81%
Portfolio Turnover	48%	117%	103%	128%	104%	172%(e)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.18	$24.04	$30.22	$18.47	$21.16	$23.63
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.07	0.22	0.13	0.06	0.26	0.48
Net realized and unrealized gain/(loss) on securities	(0.88)	(4.08)	(3.90)	12.02	(2.52)	(2.42)
Total from Investment Operations	(0.81)	(3.86)	(3.77)	12.08	(2.26)	(1.94)
Less Distributions:
Dividends from net investment income	—	—	(0.51)	(0.33)	(0.43)	(0.53)
Distributions from realized capital gains	—	—	(1.90)	—	—	—
Total Distributions	—	—	(2.41)	(0.33)	(0.43)	(0.53)
Net Asset Value, End of Period	$19.37	$20.18	$24.04	$30.22	$18.47	$21.16
Total Return	(4.01)%	(16.06)%	(13.43)%	65.44%	(11.02)%	(7.94)%
Net Assets, End of Period (000s)	$4,130	$5,132	$6,247	$6,885	$4,440	$5,061
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.77%	1.53%	1.39%	1.43%	1.45%	1.41%
Net	1.43%	1.19%	1.05%	1.09%	1.11%	1.08%
Ratio of net investment income (loss) to average net assets (b)(c)	0.66%	1.08%	0.46%	0.21%	1.19%	2.21%
Portfolio Turnover	48%	117%	103%	128%	104%	172%(e)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,				January 28, 2019 (1) through March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.76	$10.41	$14.49	$8.96	$10.47	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.05	0.11	0.07	0.04	0.18	0.01
Net realized and unrealized gain/(loss) on securities	(0.38)	(1.76)	(1.72)	5.83	(1.26)	0.46
Total from Investment Operations	(0.33)	(1.65)	(1.65)	5.87	(1.08)	0.47
Less Distributions:
Dividends from net investment income	—	—	(0.53)	(0.34)	(0.43)	—
Distributions from realized capital gains	—	—	(1.90)	—	—	—
Total Distributions	—	—	(2.43)	(0.34)	(0.43)	—
Net Asset Value, End of Period	$8.43	$8.76	$10.41	$14.49	$8.96	$10.47
Total Return	(3.77)%	(15.85)%	(13.44)%	65.58%	(10.95)%	4.70% (3)
Net Assets, End of Period (000s)	$656	$755	$1,183	$1,282	$566	$105
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.62%	1.37%	1.24%	1.28%	1.30%	1.64% (2)
Net	0.99%	0.98%	0.99%	0.99%	0.99%	0.99% (2)
Ratio of net investment income (loss) to average net assets(b)(c)	1.12%	1.28%	0.52%	0.29%	1.58%	0.44% (2)
Portfolio Turnover	48%	117%	103%	128%	104%	172% (e)

*
Unaudited

(1)
Commenced operations January 28, 2019

(2)
Annualized.

(3)
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to Emerging Markets acquiring assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund as of May 8, 2018.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.21	$22.68	$24.33	$14.83	$20.77	$21.75
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.31	0.40	0.35	0.23	0.44	0.38
Net realized and unrealized gain/(loss) on securities	(0.42)	(1.57)	(1.76)	9.62	(6.13)	(1.17)
Total from Investment Operations	(0.11)	(1.17)	(1.41)	9.85	(5.69)	(0.79)
Less Distributions:
Dividends from net investment income	—	(0.30)	(0.24)	(0.35)	(0.25)	(0.11)
Distributions from realized capital gains	—	—	—	—	—	(0.08)
Total Distributions	—	(0.30)	(0.24)	(0.35)	(0.25)	(0.19)
Net Asset Value, End of Period	$21.10	$21.21	$22.68	$24.33	$14.83	$20.77
Total Return	(0.52)%	(5.10)%	(5.84)%	66.76%	(27.75)%	(3.56)%
Net Assets, End of Period (000s)	$318,754	$353,812	$424,110	$524,972	$435,137	$784,820
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.52%	1.50%	1.50%	1.50%	1.51%
Net	1.41%	1.42%(f)	1.40%(e)	1.40%	1.40%	1.41%
Ratio of net investment income (loss) to average net assets(b)(c)	2.90%	2.00%	1.45%	1.18%	2.13%	1.80%
Portfolio Turnover	11%	15%	19%	23%	28%	12%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.12	$22.59	$24.25	$14.78	$20.71	$21.71
Income from Investment Operations:
Net investment income (loss) (a(b)(c)	0.35	0.48	0.44	0.31	0.50	0.42
Net realized and unrealized gain/(loss) on securities	(0.42)	(1.57)	(1.76)	9.60	(6.09)	(1.14)
Total from Investment Operations	(0.07)	(1.09)	(1.32)	9.91	(5.59)	(0.72)
Less Distributions:
Dividends from net investment income	—	(0.38)	(0.34)	(0.44)	(0.34)	(0.20)
Distributions from realized capital gains	—	—	—	—	—	(0.08)
Total Distributions	—	(0.38)	(0.34)	(0.44)	(0.34)	(0.28)
Net Asset Value, End of Period	$21.05	$21.12	$22.59	$24.25	$14.78	$20.71
Total Return	(0.33)%	(4.74)%	(5.51)%	67.42%	(27.50)%	(3.20)%
Net Assets, End of Period (000s)	$2,190,257	$2,338,037	$3,199,601	$2,962,171	$1,740,528	$2,509,455
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.27%	1.26%	1.25%	1.25%	1.26%
Net	1.04%	1.05%(f)	1.04%(e)	1.03%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets(b)(c)	3.25%	2.41%	1.84%	1.56%	2.45%	1.98%
Portfolio Turnover	11%	15%	19%	23%	28%	12%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.49	$11.42	$12.43	$7.72	$10.97	$11.65
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.18	0.25	0.24	0.17	0.25	0.25
Net realized and unrealized gain/(loss) on securities	(0.21)	(0.80)	(0.91)	4.98	(3.16)	(0.64)
Total from Investment Operations	(0.03)	(0.55)	(0.67)	5.15	(2.91)	(0.39)
Less Distributions:
Dividends from net investment income	—	(0.38)	(0.34)	(0.44)	(0.34)	(0.21)
Distributions from realized capital gains	—	—	—	—	—	(0.08)
Total Distributions	—	(0.38)	(0.34)	(0.44)	(0.34)	(0.29)
Net Asset Value, End of Period	$10.46	$10.49	$11.42	$12.43	$7.72	$10.97
Total Return	(0.29)%	(4.58)%	(5.46)%	67.52%	(27.43)%	(3.15)%
Net Assets, End of Period (000s)	$447,979	$484,124	$700,956	$676,695	$384,224	$325,774
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.11%	1.12%	1.10%	1.10%	1.10%	1.11%
Net	0.94%	0.95% (f)	0.95% (e)	0.94%	0.94%	0.98%
Ratio of net investment income (loss) to average net assets:(b)(c)	3.33%	2.45%	1.90%	1.66%	2.28%	2.22%
Portfolio Turnover	11%	15%	19%	23%	28%	12%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Ratio (Net) would have been 1.39% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(f)
Ratio (Net) would have been 1.41% for Ordinary, 1.04% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.21	$15.76	$16.54	$10.07	$13.56	$15.63
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.23	0.29	0.20	0.12	0.65	0.33
Net realized and unrealized gain/(loss) on securities	(0.07)	(1.26)	(0.63)	6.88	(3.76)	(1.84)
Total from Investment Operations	0.16	(0.97)	(0.43)	7.00	(3.11)	(1.51)
Less Distributions:
Dividends from net investment income	—	(0.58)	(0.15)	(0.53)	(0.38)	(0.24)
Distributions from realized capital gains	—	—	(0.20)	—	—	(0.32)
Total Distributions	—	(0.58)	(0.35)	(0.53)	(0.38)	(0.56)
Net Asset Value, End of Period	$14.37	$14.21	$15.76	$16.54	$10.07	$13.56
Total Return	1.13%	(5.95)%	(2.72)%	70.25%	(23.73)%	(9.33)%
Net Assets, End of Period (000s)	$119,399	$129,983	$170,731	$194,665	$133,912	$222,526
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.53%	1.52%	1.51%	1.53%	1.53%	1.53%
Net	1.43%	1.42%	1.41%	1.43%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets (b)(c)	3.21%	2.09%	1.15%	0.90%	4.85%	2.29%
Portfolio Turnover	9%	18%	29%	35%	33%	52%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.21	15.77	$16.54	$10.07	$13.57	$15.66
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.26	0.35	0.25	0.17	0.69	0.37
Net realized and unrealized gain/(loss) on securities	(0.07)	(1.28)	(0.61)	6.88	(3.76)	(1.83)
Total from Investment Operations	0.19	(0.93)	(0.36)	7.05	(3.07)	(1.46)
Less Distributions:
Dividends from net investment income	—	(0.63)	(0.21)	(0.58)	(0.43)	(0.31)
Distributions from realized capital gains	—	—	(0.20)	—	—	(0.32)
Total Distributions	—	(0.63)	(0.41)	(0.58)	(0.43)	(0.63)
Net Asset Value, End of Period	$14.40	$14.21	$15.77	$16.54	$10.07	$13.57
Total Return	1.34%	(5.65)%	(2.29)%	70.84%	(23.50)%	(8.95)%
Net Assets, End of Period (000s)	$583,336	$609,581	$753,426	$625,221	$367,321	$766,409
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.28%	1.27%	1.26%	1.28%	1.28%	1.28%
Net	1.06%	1.05%	1.04%	1.06%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets (b)(c)	3.55%	2.50%	1.49%	1.27%	5.02%	2.57%
Portfolio Turnover	9%	18%	29%	35%	33%	52%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,
	2023*	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.21	$11.53	$12.20	$7.53	$10.25	$12.02
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.19	0.25	0.17	0.13	0.55	0.24
Net realized and unrealized gain/(loss) on securities	(0.06)	(0.93)	(0.43)	5.12	(2.83)	(1.38)
Total from Investment Operations	0.13	(0.68)	(0.26)	5.25	(2.28)	(1.14)
Less Distributions:
Dividends from net investment income	—	(0.64)	(0.21)	(0.58)	(0.44)	(0.31)
Distributions from realized capital gains	—	—	(0.20)	—	—	(0.32)
Total Distributions	—	(0.64)	(0.41)	(0.58)	(0.44)	(0.63)
Net Asset Value, End of Period	$10.34	$10.21	$11.53	$12.20	$7.53	$10.25
Total Return	1.27%	(5.59)%	(2.23)%	70.90%	(23.46)%	(8.95)%
Net Assets, End of Period (000s)	$251,123	$261,031	$259,496	$129,822	$96,708	$74,795
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.13%	1.12%	1.12%	1.13%	1.13%	1.14%
Net	1.03%	1.02%	1.02%	1.03%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets(b)(c)	3.55%	2.53%	1.35%	1.32%	5.62%	2.28%
Portfolio Turnover	9%	18%	29%	35%	33%	52%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30, 2023*	Years Ended March 31,				January 30, 2019(1) through March 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.68	$12.69	$13.95	$7.98	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.12(b)	0.17	0.10	0.01	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on securities	(0.73)	(1.03)	0.23	6.05	(2.54)	0.64
Total from Investment Operations	(0.61)	(0.86)	0.33	6.06	(2.59)	0.60
Less Distributions:
Dividends from net investment income	—	(0.15)	(0.16)	—	—	—
Distributions from realized capital gains	—	—	(1.43)	(0.09)	(0.03)	—
Total Distributions	—	(0.15)	(1.59)	(0.09)	(0.03)	—
Net Asset Value, End of Period	$11.07	$11.68	$12.69	$13.95	$7.98	$10.60
Total Return	(5.22)%	(6.69)%	1.90%	76.07%	(24.50)%	6.00%(3)
Net Assets, End of Period (000s)	$89	$95	$131	$86	$49	$63
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.59%	1.60%	1.63%	1.62%	1.90%	4.54%(2)
Net	1.56%	1.60%	1.63%	1.62%	1.90%	4.54%(2)
Ratio of net investment income (loss) to average net assets(c)	2.13%(b)	1.56%	0.72%	0.12%	(0.44)%	(3.52)%(2)
Portfolio Turnover	21%	57%	51%	55%	142%(e)	22%(3)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30, 2023*	Years Ended March 31,				January 30, 2019(1) through March 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.81	$12.83	$14.06	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.15	0.22	0.18	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	(0.75)	(1.04)	0.21	6.07	(2.54)	0.64
Total from Investment Operations	(0.60)	(0.82)	0.39	6.13	(2.55)	0.60
Less Distributions:
Dividends from net investment income	—	(0.20)	(0.19)	—	—	—
Distributions from realized capital gains	—	—	(1.43)	(0.09)	(0.03)	—
Total Distributions	—	(0.20)	(1.62)	(0.09)	(0.03)	—
Net Asset Value, End of Period	$11.21	$11.81	$12.83	$14.06	$8.02	$10.60
Total Return	(5.08)%	(6.32)%	2.37%	76.56%	(24.10)%	6.00%(3)
Net Assets, End of Period (000s)	$3.282	$3,438	$3,682	$12,314	$6,995	$9,245
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.35%	1.38%	1.34%	1.37%	1.65%	4.29%(2)
Net	1.16%	1.26%	1.22%	1.25%	1.53%	4.17%(2)
Ratio of net investment income (loss) to average net assets(c)	2.53%(b)	1.94%	1.21%	0.49%	(0.05)%	(3.15)%(2)
Portfolio Turnover	21%	57%	51%	55%	142%(e)	22%(3)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30, 2023*	Years Ended March 31,				January 30, 2019 (1) through March 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.80	$12.82	$14.07	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.15 (b)	0.22	0.15	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	(0.74)	(1.04)	0.23	6.08	(2.53)	0.64
Total from Investment Operations	(0.59)	(0.82)	0.38	6.14	(2.54)	0.60
Less Distributions:
Dividends from net investment income	—	(0.20)	(0.20)	—	(0.01)	—
Distributions from realized capital gains	—	—	(1.43)	(0.09)	(0.03)	—
Total Distributions	—	(0.20)	(1.63)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$11.21	$11.80	$12.82	$14.07	$8.02	$10.60
Total Return	(5.00)%	(6.30)%	2.25%	76.69%	(24.08)%	6.00% (3)
Net Assets, End of Period (000s)	$23,341	$24,524	$22,121	$11,490	$6,240	$1,371
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.20%	1.23%	1.29%	1.22%	1.50%	4.14% (2)
Net	1.11%	1.23%	1.29%	1.22%	1.50%	4.14% (2)
Ratio of net investment income (loss) to average net assets(c)	2.58% (b)	1.99%	1.11%	0.51%	(0.08)%	(3.12)% (2)
Portfolio Turnover	21%	57%	51%	55%	142% (e)	22% (3)

*
Unaudited

(1)
Commenced operations January 30, 2019.

(2)
Annualized

(3)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to a change in strategy as of January 1, 2020.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2023, the Trust had seven separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy.
As of September 30, 2023, there were the following Funds:
Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.
Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.
Pear Tree Axiom Emerging Markets World Equity Fund (“Emerging Markets World Equity”), which seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.
Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.
See Note 8 to the Financial Statements for additional information.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Environmental Opportunities and Emerging Markets World Equity , each of which is a “diversified company.”
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. R6 Shares were offered only by Environmental Opportunities, Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap and International Opportunities.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
Essex Reorganization
Pear Tree Essex Environmental Opportunities Fund, (the “Successor Fund”) commenced investment operations as a new series of the Trust on September 1, 2021 with three authorized classes: R6 Shares, Ordinary Shares and Institutional Shares. Immediately prior to commencing operations, the Successor Fund had acquired the assets and assumed the liabilities of Essex Environmental Opportunities Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”), as set out in an Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Predecessor Fund had offered two classes of shares: Investor Class shares and Institutional Class shares. The Plan of Reorganization was approved by the Predecessor Fund’s Board of Trustees on February 11, 2021, by the Successor Fund’s Trustees on May 19, 2021, and by the Predecessor Fund’s shareholders on August 16, 2021. The Reorganization was effected after the close of business on August 31, 2021. As a result of the Reorganization, the Successor Fund also assumed the performance and accounting history of the Predecessor Fund. Financial information included herein for the dates on or before August 31, 2021 is that of the Predecessor Fund.
As part of the Reorganization, each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding class of the Successor Fund as noted below. No Predecessor Fund shareholder received any R6 Shares of the Successor Fund:
Predecessor Fund			Successor Fund
Class	Aggregate No. of Shares	Aggregate Net Asset Value	Class	Aggregate No. of Shares	Aggregate Net Asset Value
Investor Class	13,094	$263,409	Ordinary Shares	13,094	$263,409
Institutional Class	3,276,149	$66,560,974	Institutional Shares	3,276,149	$66,560,974
			R6 Shares	—	$—
The aggregate amount of net unrealized appreciation of the Predecessor Fund’s investments transferred to the Successor Fund was as of August 31, 2021 $15,797,686.
Each of the Predecessor Fund and Successor Fund has as its investment objective to seek long-term growth of capital.
At the time of the Reorganization the Successor Fund had a fiscal year end of March 31, and the Predecessor Fund’s fiscal year end was August 31. On October 21, 2021, the Successor Fund’s Trustees changed the Successor Fund’s fiscal year end to March 31, to correspond to the fiscal year end applicable to each of the other Pear Tree Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
based upon the exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
Valuation Inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2023:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs		Market Value at September 30, 2023
	Level 1	Level 2	Level 3		Total
Small Cap
Common Stock*	$75,928,084	$—		$—	$75,928,084
Short-Term Investments	1,707,702	—		—	1,707,702
Total	$77,635,786	$—		$—	$77,635,786
Quality
Common Stock*	$190,770,487	$—		$—	$190,770,487
Depositary Receipts	38,833,481	—		—	38,833,481
Short-Term Investments	2,027,228	—		—	2,027,228
Total	$231,631,196	$—		$—	$231,631,196
Environmental Opportunities
Common Stock*	$58,043,456	$—		$—	$58,043,456
Short-Term Investments	5,501,561	—		—	5,501,561
Total	$63,545,017	$—		$—	$63,545,017
Emerging Markets World Equity
Common Stock*	$36,056,877	$18,257,922	<$	0.01	$54,314,799
Depositary Receipts	5,486,581	—		—	5,486,581
Mutual Funds	799,512	—		—	799,512
Preferred Stock	—	442,333		—	442,333
P-Notes	—	350,505		—	350,505
Rights	1,628	—		—	1,628
Short Term Investments	775,759	—		—	775,759
Total	$43,120,357	$19,050,760	<$	0.01	$62,171,117
Foreign Value
Common Stock*	$2,563,612,410	$355,340,165		$4,215	$2,918,956,790
Warrants	73,728	—		—	73,728
Short-Term Investments	9,851,154	—		—	9,851,154
Total	$2,573,537,292	$355,340,165		$4,215	$2,928,881,672

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2023
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	$793,246,863	$106,613,412	$—	$899,860,275
Short-Term Investments	47,915,673	—	—	47,915,673
Total	$841,162,536	$106,613,412	$—	$947,775,948
International Opportunities
Common Stock*	$22,389,387	$4,080,252	$—	$26,469,639
Short-Term Investments	383,726	—	—	383,726
Total	$22,773,113	$4,080,252	$—	$26,853,365
At September 30, 2023 there were two Level 3 securities held by Emerging Markets World Equity. At September 30, 2023 there was one Level 3 security held by Foreign Value. No Level 3 securities were held in the Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities Funds. The following is a reconciliation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at September 30, 2023.
Foreign Value Common Stock
Balance as of 3/31/2023	$5,294
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	(1,079)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 9/30/2023	$4,215

*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
At September 30, 2023 Emerging Markets transferred $ 1,628 into Level 1 from Level 2 and $18,204,380 out of Level 1 into Level 2, Foreign Value transferred $ 334,396,622 out of Level 1 into Level 2, Foreign Value Small Cap transferred $59,696,025 out of Level 1 into Level 2, International Opportunities transferred $ 3,101,045 out of Level 1 into Level 2. All transfers were due to Reopening and Closure of the local markets. Small Cap, Quality and Environmental Opportunities had no transfers.

*
For each Small Cap, Quality and Environmental Opportunities, no common stock was labeled as Level 2 as of September 30, 2023. For Emerging Markets, Foreign Value, Foreign Value Small Cap and International Opportunities, the aggregate market values of common stock, preferred stock, p-notes and rights labeled as Level 2 consists of the market value of the common stock, preferred stock, p-notes and rights labeled as Level 2 in the following industries.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Aerospace & Defense	$294,738	$—	$—	$—
Automobiles	—	63,019,549	—	—
Banks	309,131	66,463,211	46,917,387	565,448
Beverages	820,687	—	—	—
Chemicals	—	—	10,107,446	360,620
Communication Equipment	667,403	—	5,875,560	—
Diversified Financial Services	—	—	—	616,114
Electrical Equipment	51,065	—	8,860,120	220,736
Electronic Equipment, Instruments & Components	832,124	—	21,404,410	206,444
Food & Staples Retailing	142,602	—	—	—
Health Care Equipment & Supplies	627,191	—	—	—
Health Care Providers & Services	81,601	—	—	—
Hotels, Restaurants & Leisure	370,366	—	—	—
Household Durables	—	—	—	1,069,598
Household Products	191,958	—	—	—
Interactive Media & Services	785,569	—	—	—
Leisure Products	—	42,538,914	—	—
Life Sciences	419,380	—	—	—
Machinery	69,754	—	—	—
Multiline Retail	—	—	—	196,045
Oil, Gas & Consumable Fuels	126,920	—	—	—
Professional Services	302,293	—	—	—
Real Estate Management & Development	1,057,618	—	—	—
Semiconductors & Semiconductor Equipment	11,161,858	135,014,949	—	845,247
Software	410,329	—	—	—
Textiles, Apparel & Luxury Goods	—	—	13,448,489	—
Transportation Infrastructure	328,173	—	—	—
Wireless Telecommunicaitons Services	—	48,303,542	—	—
	$19,050,760	$355,340,165	$106,613,412	$4,080,252

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
*
Market value of common stock labeled as Level 3 in Emerging Markets and Foreign Value consists of the market value of the common stock labeled as Level 3 in the following industries:

	Emerging Markets World Equity		Foreign Value
Food & Staples Retailing	<$	0.01	$—
Metals & Mining		—	4,215
Semiconductors & Semiconductor Equipment		<0.01	—
	<$	0.01	$4,215
No other Fund held common stock labeled as Level 3 as of September 30, 2023.
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023;
Common Stock	Fair Value September 30, 2023		Valuation Methodologies	Unobservable Inputs (1)	Range	Impact to Valuation From a Decrease in Input (2)
Emerging Markets	<$	0.01	Market Comparable	Comparability Adjustment	100%	Decrease
Foreign Value		$4,215	Market Comparable	Comparability Adjustment	100%	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the collateral remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At September 30, 2023, there was no outstanding Reverse Repurchase Agreements.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A participatory note (or “P-Note”) is a type of equity-linked derivative that generally is traded over-the-counter and constitutes general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. A Fund holding a participatory note is subject to the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may engage in forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At September 30, 2023, there was no outstanding Forward Foreign Currency Contracts.
Spot Foreign Currency Contracts
Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.
At September 30, 2023, there were no outstanding Spot Foreign Currency Contracts.
Securities Lending
During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributable to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount with the exception of certain fee waivers and expense Reimbursement Agreements, as well as certain class-specific expenses. Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.
Since March 31, 2017 and most recently extended to July 31, 2024 the Manager has agreed, with respect to Foreign Value and Foreign Value Small Cap, to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. On and before July 31, 2024 this arrangement only may be terminated by the Trustees in their sole discretion.
Since December 1, 2013 and most recently extended to July 31, 2024, the Manager has agreed to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. On and before July 31, 2024, this arrangement only may be terminated by the Trustees in their sole discretion.
Since March 18, 2016 and most recently extended to July 31, 2024, the Manager has agreed to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets World Equity Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets World Equity Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets World Equity Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets World Equity Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets World Equity Fund’s net assets are in excess of  $600 million. On and before July 31, 2024, this arrangement only may be terminated by the Trustees in their sole discretion. See Note 8 to Financial Statements for more information regarding Emerging Markets World Equity.
Since August 1, 2023 through September 30, 2024, the Manager has contractually agreed to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities would be calculated using an annual rate of 0.80 percent of International Opportunities’ net assets. This fee waiver only may be terminated with the approval of the Trustees.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the six months ended September 30, 2023 aggregate management fees inclusive of fee waivers, from all Funds were $20,110,863, as disclosed on the Statement of Operations.
Since November 15, 2019 and most recently extended to July 31, 2024, the Manager has agreed to reimburse the Emerging Markets Fund R6 Shares and Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99% and 0.94%

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
respectively . Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the Fund. On and before July 31, 2024 this arrangement only may be terminated by the Trustees in their sole discretion. See Note 8 to Financial Statements for more information regarding Emerging Markets World Equity.
Since August 1, 2023 through September 30, 2024, the Manager has contractually agreed to reimburse International Opportunities with respect to Institutional Shares for a portion of International Opportunities’ net assets attributable to Institutional Shares in an amount equal to 0.10 percent per annum, provided that the amount of such reimbursement for such year shall not exceed the amount of the portion of International Opportunities’ adjusted “Annual Fund Operating Expenses” attributable to Institutional Shares for that year, Adjusted “Annual Fund Operating Expenses” for a year means all International Opportunities operating expenses for the year, other than management fees, distribution and services fees, AFFE and extraordinary expenses. This fee waiver only may be terminated with the approval of the Trustees.
Since August 1, 2023 through September 30, 2024, the Manager also has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.
Since June 1, 2020 and most recently extended to July 31, 2024, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. On and before July 31, 2024 this arrangement only may be terminated by the Trustees in their sole discretion.
Since September 1, 2021 and most recently extended to July 31, 2024, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95% . On and before July 31, 2024 this arrangement only may be terminated by the Trustees in their sole discretion.
Except with respect to Environmental Opportunities, neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or any Sub-Adviser.
The Sub-Adviser as investment manager to the predecessor fund to Environmental Opportunities, was entitled to recoup from the predecessor fund for a three-year period certain reimbursed or waived predecessor fund fees and expenses incurred on or before August 31, 2021, the date of the reorganization of the predecessor fund into Environmental Opportunities. In connection with that reorganization, the Manager agreed that the Sub-Adviser may recoup amounts equivalent to the amounts the Sub-Adviser would otherwise have been entitled to recoup from the predecessor fund had the reorganization not occurred, provided that the expenses of Environmental Opportunities do not exceed the limitations set forth in the current fee waiver/expense reimbursement agreement between the Trust and the Manager.
For the six months ended September 30, 2023, and for the period August 31, 2021 to March 31, 2022, the Sub-Adviser did not recoup from Environmental Opportunities pursuant to its agreement with the Manager any amount. As of September 30, 2023, the Sub-Adviser is entitled to recoup from Environmental Opportunities the following amounts:
Recoverable through
August 31, 2024	$145,592
Otherwise, with respect to Environmental Opportunities, neither the Manager nor the Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or the Sub-Adviser.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Axiom Investors, LLC (Emerging Markets World Equity), Chartwell Investment Partners, LLC, (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities).
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2023, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000.
Environmental Opportunities	0.38% of the average daily total net assets
Emerging Markets World Equity	0.35% for the first $100 Million and 0.40% of the amounts in excess of $100 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets
Foreign Value	0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
International Opportunities	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets.
As of March 31, 2017 and most recently extended through July 31, 2024 (and in the case of International Opportunities, September 30, 2024), the Sub-Adviser to each of Foreign Value, Foreign Value Small Cap and International Opportunities has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
International Opportunities	0.25% of the first $35 million and 0.30% of amounts in excess of $35 million but less than $200 million and 0.40% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.
Distribution Fees, including Fees under 12b-1 Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the”12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
During the six months ended September 30, 2023, the aggregate 12b-1 distribution fees of the Funds were $920,367, as disclosed on the Statement of Operations.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses.
The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of .04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:
 March 31, 2017 through July 31, 2024 for Small Cap, Foreign Value, and Foreign Value Small Cap.
 June 1, 2017 through July 31, 2024 for Quality and Emerging Markets World Equity.
 January 1, 2019 through September 30, 2024 for International Opportunities.
 September 1, 2021 through July 31, 2024 for Environmental Opportunities.
Prior to July 31, 2024, (and September 30, 2024 with respect to International Opportunities) these arrangements only may be terminated by the Trustees in their sole discretion.
During the six months ended September 30, 2023, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, was $1,259,692, as disclosed on the Statement of Operations.
See Note 8 to Financial Statements for more information regarding Emerging Markets World Equity.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2023, the aggregate amount of fees paid by all Funds pursuant to this agreement was $683,000, as disclosed on the Statement of Operations.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2023, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $138,863.
Custody and Fund Accounting
UMB Fund Services, LLC serves as a fund administrator to each Fund. UMB Bank, n.a. serves as the custodian of each Fund’s assets.
To the knowledge of the Trust, neither is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the six months ended September 30, 2023, there were no custody credits.
Trustees’ Fees
For the six months ended September 30, 2023, each Trustee who was not an “interested person” of the Trust, each an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
that role in the aggregate amount of $ 26,250, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional fees for such period in the aggregate amount of
$ 1,500. All fees paid to the trustees were allocated amoung the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
4. Purchases and Sales
During the six months ended September 30, 2023, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Environmental Opportunities, Emerging Markets, Foreign Value, Foreign Value Small Cap, and International Opportunities were $5,521,549, $61,290,114, $13,538,835, $31,503,515, $336,222,822, $84,494,995 and $6,203,398, respectively. Sales of such securities for the Funds were $6,612,922, $25,085,229, $13,660,309, $36,933,075, $405,516,613, $154,628,368, and $5,647,274, respectively.
5. Contingent Liability
For the period April 1, 2023 to July 31, 2023, the Trust maintained a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium for that policy was allocated among the Funds and the Transfer Agent. Additionally, the Funds had committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium was held by ICI Mutual. This reserve premium was forfeited by the Trust on August 1, 2023 when the Trust terminated its fidelity bond with ICI Mutual.
Beginning August 1, 2023, the Trust has maintained a joint fidelity bond with the Transfer Agent through Hartford Fire Insurance Company. The annual premium for that policy currently is allocated among the Funds and the Transfer Agent.
6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time, Foreign Value, Foreign Value Small Cap, and International Opportunities, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2023 (Unaudited)
Certain Funds had capital loss carryovers at March 31, 2023. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
	March 31, 2023
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$(650,368)	$(315,658)	$(966,026)
Quality	—	—	—	—
Environmental Opportunities	—	(4,357,117)	(970,435)	(5,327,552)
Emerging Markets World Equity	(23,094,371)	(14,781,336)	(220,579)	(38,096,286)
Foreign Value	—	(151,444,436)	(197,977,605)	(349,422,041)
Foreign Value Small Cap	—	(27,787,165)	(55,775,636)	(83,562,801)
International Opportunities	—	(1,072,392)	—	(1,072,392)
Emerging Markets World Equity Fund’s acquired losses are subject to an annual Section 382 limit of $766,783.
Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2020-2022, or expected to be taken in the Fund’s 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.
8. Subsequent Events
On October 25, 2023, the Trustees approved the abandonment of Emerging Markets World Equity’s interests in each of China Huishan Dairy Holdings Company and Hanergy Mobile Energy Holding Group. At the time of the Trustees’ approval, the aggregate value of Emerging Markets’ interests in each of those companies was less than $0.01.
On October 31, 2023, Emerging Markets World Equity transferred all of its assets and assigned all of its stated liabilities to International Opportunities in exchange for shares of International Opportunities of equal net value. Emerging Markets World Equity subsequently exchanged the shares of International Opportunities it had received to the Emerging Markets World Equity’s shareholders in exchange for their Emerging Markets World Equity shares. As of November 1, 2023, all shareholders of Emerging Markets World Equity as of the close of business of October 31, 2023 became shareholders of International Opportunities. The Trust is currently terminating Emerging Markets World Equity as a series of the Trust.

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT (and formerly Forms N-Q) are available on the SEC’s website at www.sec.gov. For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2023 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL

Annual Approval of Management Contract and Sub-Advisory Agreements
The Trustees, including the Independent Trustees, oversee the management of each Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract, any new or amended Sub-Advisory Agreement. They also determine annually whether to continue the Management Contract with respect to each Fund as well as the Sub-Advisory Agreement for each Fund.
At their May 25, 2023 meeting, the Trustees considered the Management Contract and each Sub-Advisory Agreement with respect to each Fund. In connection with that meeting, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund, as well as the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds.
The Trustees also reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager and/or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services as one of the Trust’s fund administrators and as the Funds’ transfer agent. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. With respect to Quality Fund, the Trustees also noted the role of the Manager to determine the portfolio composition of Quality Fund if certain securities held by Quality Fund’s “target fund” were not available.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with the terms of the Management Contract and the Sub-Advisory Agreements. In coming to their conclusion, they took into account, the good to very good performance of the Polaris managed funds Foreign Value Small Cap

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

Fund, International Opportunities Fund, and Small Cap Fund, as well as the Manager-managed Quality Fund, the recent difficult performance of Foreign Value Fund, the difficult market for Axiom and the Emerging Markets Fund, and the fact that Environmental Opportunities Fund was still a relatively new fund. They also noted the steps that Axiom continues to take with respect to Emerging Markets Fund and Polaris with Foreign Value Fund. Finally, the Trustees took into account the expenses of the Funds, noting that the Funds’ net expenses, especially the net management fees, were generally in line with its competitors’ expenses.
The Trustees, including the Independent Trustees, concluded that the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated a continuing ability to attract well-qualified personnel. el, with the appropriate education and experience, to serve the Funds effectively and had demonstrated a continuing ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund (other than International Opportunities Fund), net of waivers. As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent provider of investment company data. The Trustees noted specifically that the expense ratios of Quality Fund, Foreign Value Fund, Foreign Value Small Cap Fund and International Opportunities Fund continued to be higher than most of their peers. The Trustees also noted that because the Manager does not have any clients other than the Funds, it could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager.
Additionally, the Trustees considered the willingness of the Manager to continue to provide undertakings to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds, and that most of those undertakings did not provide for any amount of recoupment.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds, including affiliates of the Manager that served as the Funds’ transfer agent, fund administrator and distributor.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.
Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

The Trustees noted that the long-term performance of each of Quality Fund, Foreign Value Small Cap Fund and Small Cap Fund, and the short-term performance of International Opportunities Fund, were in the highest quintile in relation to its peers (as selected by Broadridge).
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although certain Funds pay advisory fees at a base fixed rate as a percentage of average daily net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the Fund’s peer group identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds. They also noted the Manager’s statements in the past to reconsider management fee structures as the amounts of Fund assets increased.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that the Manager also serves as the transfer agent of the Fund’s and as a fund administrator, sharing those responsibilities with UMB Fund Services, LLC, and that the distributor is an affiliate of the Manager. The Manager, in its capacities as transfer agent and fund administrator, and the distributor, receive compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund for such services, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager and its investment advisory affiliates, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
 * * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 25, 2023 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Axiom Investors LLC, 33 Benedict Place, Greenwich, CT 06830
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
Essex Investment Management Company, LLC, 125 High Street, Boston, MA 02110
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	UMB Bank n.a., 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106
Fund Accountant	UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

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Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 1. (b)	Not applicable for report period.

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a)       The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)       Not applicable.

(b)       Not applicable.

ITEM 13.	Exhibits

(1)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(2)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 30, 2023

By	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Date: November 30, 2023